File No. 333-191495

File No. 811-22895

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 13	☐

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 14

Capitol Series Trust

(Exact Name of Registrant as Specified in Charter)

2960 North Meridian St., Suite 300, Indianapolis, IN 46208

(Address of Principal Executive Offices, Zip Code)

317-917-7000

(Registrant’s Telephone Number, including Area Code)

Matthew J. Miller

President and Chief Executive Officer

Capitol Series Trust

2960 North Meridian St., Suite 300, Indianapolis, IN 46208

(Name and Address of Agent for Service)

Copy to:

Scot E. Draeger

Bernstein, Shur, Sawyer & Nelson, P.A.

100 Middle Street

P.O. Box 9729

Portland, Maine 04104-5029

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 29, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Meritage Growth Equity Fund

Institutional Shares – MPGIX

Investor Shares – MPGEX

Meritage Value Equity Fund

Institutional Shares – MVEBX

Investor Shares – MPVEX

Meritage Yield-Focus Equity Fund

Institutional Shares – MPYIX

Investor Shares – MPYEX

PROSPECTUS

December 29, 2015

Meritage Portfolio Management, Inc.

7500 College Boulevard, Suite 1212

Overland Park, Kansas, 66210

(855) 261-0104

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the fund that you should know before you invest. Please read this Prospectus carefully before investing and use it for future reference.

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

For More Information	Back cover

SUMMARY SECTION – MERITAGE GROWTH EQUITY FUND

Investment Objective

The investment objective of the Meritage Growth Equity Fund (the “Growth Equity Fund” or the “Fund”) is to seek growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Investor Shares
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Investor Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fee (12b-1) Fees	None	0.25%
Other Expenses	0.91%	0.91%
Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Operating Expenses	1.68%	1.93%
Expense Reduction/Reimbursement(1)	(0.66%)	(0.66%)

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	1.02%	1.27%

(1)	The Fund’s adviser (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 1.00% of the Fund’s average daily net assets through December 31, 2016. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, if such recoupment can be achieved within the foregoing expense limits. This expense cap agreement may be terminated by the Board of Trustees (the “Board”) at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$104	$465	$851	$1,932
Investor Shares	$129	$542	$981	$2,200

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund principally invests in exchange-traded common stocks of domestic companies. Up to 35% of the Fund’s total assets may be invested in the common stock (or its equivalent) of and American Depositary Receipts (“ADRs”) relating to foreign companies (including those located in emerging markets) that trade in the U.S. ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks. With respect to 10% of its total assets, the Fund may use exchange-traded funds (“ETFs”) to invest in particular sectors instead of investing directly in companies comprising those sectors.

The Fund seeks to consistently outperform the Russell 1000 Growth Index over rolling three-year investment time horizons and to do so with lower volatility by building a portfolio of 40-75 companies that the Adviser believes will provide a better investment opportunity than a portfolio of companies comprising the index. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity market and includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund invests in large capitalization companies (e.g. companies with market capitalizations of greater than $10 billion) but it may also invest in medium capitalization companies (e.g. companies with market capitalizations in the range of $2 billion to $10 billion) and in small capitalization companies (e.g. companies with market capitalizations less than $2 billion).

The Adviser’s investment selection method is based on its quantitative process and qualitative research and is designed to identify companies that it believes (1) are selling for less than what the Adviser believes they are worth, (2) represent a better value than buying the corresponding benchmark as a whole, and (3) are the most attractive investment opportunities in the Adviser’s investment universe. The Fund will invest in 40-75 companies to strike what the Adviser believes to be an appropriate balance between investments in the Adviser’s best ideas and risk exposure to any one company or sector.

The Adviser regularly monitors the companies in the portfolio in the context of other opportunities that are available and may sell a security or reduce its position in a security for specific reasons. Some examples include: (1) the position has appreciated thus reducing its quantitative score and return potential, (2) the position has become oversized and the Adviser believes it should be reduced to decrease risk, and (3) the Adviser develops concerns about the underlying company’s business prospects.

Principal Investment Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, “Foreign Security Risk” below). These risks may adversely affect the value of the Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code of 1986, as amended (the “IRC”), impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

When the Fund invests in another investment company such as an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, many of which are duplicative of the Fund’s own operational expenses. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. ETFs are subject to additional risks such as the fact that their shares may trade at a market price above or below their net asset values or an active market may not develop.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Management Risk. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. Prior to the date of this Prospectus, the Adviser did not manage any mutual funds, which are investment companies registered under the 1940 Act. Although the Adviser has extensive experience managing assets of the type in which the Fund intends to invest, the Adviser does not have experience managing assets of a regulated investment vehicle such as the Fund. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser. The Adviser’s lack of experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may limit the profitability of the Fund.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile and, as a result, the Fund may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Sector Risk. The allocation of a significant portion of total assets to one or more sectors may make the Fund’s investment portfolio more susceptible to the financial, economic, business, and political developments that affect those sectors.

Performance Information

The bar chart and average annual total returns table below illustrate the risks of investing in the Growth Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance, respectively. The Growth Equity Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information can be found on the Fund’s website at www.meritageportfoliofunds.com or by calling (855) 261-0104.

The bar chart shows the changes in annual total returns on a calendar year-by-year basis for the Growth Equity Fund’s Institutional Shares.

During the period shown in the bar chart, the highest return for a quarter was 6.08% for the quarter ended December 31, 2014 and the lowest return for a quarter was 1.13% for the quarter ended September 30, 2014. The Growth Equity Fund’s Institutional Shares year-to-date return as of November 30, 2015 was 4.01%.

The average annual total returns table shows how the Growth Equity Fund’s average annual returns compare with those of its benchmark, the Russell 1000® Growth Index.

Average Annual Total Returns for the periods ending December 31, 2014:

	1 Year	Since inception(1)
Growth Equity Fund – Institutional Shares
Return Before Taxes	12.05%	13.16%
Return After Taxes on Distributions(2)(3)	11.68%	12.79%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	6.97%	9.95%
Russell 1000® Growth Index(4)	13.05%	14.70%
Growth Equity Fund – Investor Shares
Return Before Taxes	11.72%	12.83%

(1)	The inception of the Growth Equity Fund was December 23, 2013.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(3)	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

(4)	The Russell 1000® Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Portfolio Management

The Fund’s Adviser is Meritage Portfolio Management, Inc. The Adviser’s Growth Equity strategy team and each of its members listed below have managed the Fund’s portfolio since December 2013. Mr. Leonard C. Mitchell, Lead Portfolio Manager of the Growth Equity strategy, and the following additional team members have worked together to develop and execute the Fund’s investment program since December 2013:

Leonard C. Mitchell, CFA has served as a Senior Portfolio Manager for the Adviser and Lead Portfolio Manager of the Growth Equity strategy for the past 5 years. He has also been a Principal of the Adviser for the past 5 years.

Sharon L. Divine, CFA has served as the Adviser’s Director of Quantitative Research for the past 5 years. She has also been a Principal of the Adviser for the past 5 years.

John M. Wallis, CFA has served as the Adviser’s Director of Qualitative Research since July 2012.

SUMMARY SECTION – MERITAGE VALUE EQUITY FUND

Investment Objective

The investment objective of the Meritage Value Equity Fund (the “Value Equity Fund” or the “Fund”) is to seek growth of capital. Income is a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Investor Shares
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Investor Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fee (12b-1) Fees	None	0.25%
Other Expenses	0.91%	0.91%
Acquired Fund Fees and Expenses	0.03%	0.03%

Total Annual Operating Expenses	1.69%	1.94%
Expense Reduction/Reimbursement(1)	(0.66%)	(0.66%)

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	1.03%	1.28%

(1)	The Fund’s adviser (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 1.00% of the Fund’s average daily net assets through December 31, 2016. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, if such recoupment can be achieved within the foregoing expense limits. This expense cap agreement may be terminated by the Board of Trustees (the “Board”) at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$105	$468	$856	$1,943
Investor Shares	$130	$545	$986	$2,211

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund principally invests in exchange-traded common stocks of domestic companies. Up to 35% of the Fund’s total assets may be invested in the common stock (or its equivalent) of and American Depositary Receipts (“ADRs”) relating to foreign companies (including those located in emerging markets) that trade in the U.S. ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks. With respect to 10% of its total assets, the Fund may use exchange-traded funds (“ETFs”) to invest in particular sectors instead of investing directly in companies comprising those sectors.

The Fund seeks to consistently outperform the Russell 1000 Value Index over rolling three-year investment time horizons and to do so with lower volatility by building a portfolio of 40-75 companies that the Adviser believes will provide a better investment opportunity than a portfolio of companies comprising the index. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity market and includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Fund invests in large capitalization companies (e.g. companies with market capitalizations of greater than $10 billion) but it may also invest in medium capitalization companies (e.g. companies with market capitalizations in the range of $2 billion to $10 billion) and in small capitalization companies (e.g. companies with market capitalizations of less than $2 billion.

The Adviser’s investment selection method is based on its quantitative process and qualitative research and is designed to identify companies that it believes (1) are selling for less than what the Adviser believes they are worth, (2) represent a better value than buying the corresponding benchmark as a whole, and (3) are the most attractive investment opportunities in the Adviser’s investment universe. The Fund will invest in 40-75 companies to strike what the Adviser believes to be an appropriate balance between investments in the Adviser’s best ideas and risk exposure to any one company or sector.

The Adviser regularly monitors the companies in the portfolio in the context of other opportunities that are available and may sell a security or reduce its position in a security for specific reasons. Some examples include: (1) the position has appreciated thus reducing its quantitative score and return potential, (2) the position has become oversized and the Adviser believes it should be reduced to decrease risk, and (3) the Adviser develops concerns about the underlying company’s business prospects.

Principal Investment Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, “Foreign Security Risk” below). These risks may adversely affect the value of the Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code of 1986, as amended (the “IRC”) impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

When the Fund invests in another investment company such as an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, many of which are duplicative of the Fund’s own operational expenses. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. ETFs are subject to additional risks such as the fact that their shares may trade at a market price above or below their net asset values or an active market may not develop.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Management Risk. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. Prior to the date of this Prospectus, the Adviser did not manage any mutual funds, which are investment companies registered under the 1940 Act. Although the Adviser has extensive experience managing assets of the type in which the Fund intends to invest, the Adviser does not have experience managing assets of a regulated investment vehicle such as the Fund. The 1940 Act and the IRC impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser. The Adviser’s lack of experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may limit the profitability of the Fund.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile and, as a result, the Fund may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Sector Risk. The allocation of a significant portion of total assets to one or more sectors may make the Fund’s investment portfolio more susceptible to the financial, economic, business, and political developments that affect those sectors.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

Performance Information

The bar chart and average annual total returns table below illustrate the risks of investing in the Value Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance, respectively. The Value Equity Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information can be found on the Fund’s website at www.meritageportfoliofunds.com or by calling (855) 261-0104.

The bar chart shows the changes in annual total returns on a calendar year-by-year basis for the Value Equity Fund’s Institutional Shares.

During the period shown in the bar chart, the highest return for a quarter was 4.69% for the quarter ended December 31, 2014 and the lowest return for a quarter was (1.47%) for the quarter ended September 30, 2014. The Value Equity Fund’s Institutional Shares year-to-date return as of November 30, 2015 was (0.18%).

The average annual total returns table shows how the Value Equity Fund’s average annual returns compare with those of its benchmark, the Russell 1000® Value Index.

Average Annual Total Returns for the periods ending December 31, 2014:

	1 Year	Since inception(1)
Value Equity Fund – Institutional Shares
Return Before Taxes	11.32%	12.22%
Return After Taxes on Distributions(2)(3)	11.07%	11.98%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	6.61%	9.32%
Russell 1000® Value Index(4)	13.45%	14.95%
Value Equity Fund – Investor Shares
Return Before Taxes	11.04%	11.95%

(1)	The inception of the Value Equity Fund was December 23, 2013.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(3)	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

(4)	The Russell 1000® Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Portfolio Management

The Fund’s Adviser is Meritage Portfolio Management, Inc. The Adviser’s Value Equity strategy team and each of its members listed below have managed the Fund’s portfolio since December 2013. Mr. Mark E. Eveans, Lead Portfolio Manager of the Value Equity strategy, and the following additional team members have worked together to develop and execute the Fund’s investment program since December 2013:

Mr. Mark E. Eveans, CFA has served as the Adviser’s President and the Chief Investment Officer and as Lead Portfolio Manager for the Adviser’s Value Equity and Yield-Focus Equity strategies for the past 5 years. He has also been as a Principal and a Director of the Adviser for the past 5 years.

Sharon L. Divine, CFA has served as the Adviser’s Director of Quantitative Research for the past 5 years. She has also been a Principal of the Adviser for the past 5 years.

John M. Wallis, CFA has served as the Adviser’s Director of Qualitative Research since July 2012.

SUMMARY SECTION – MERITAGE YIELD-FOCUS EQUITY FUND

Investment Objective

The investment objective of the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund” or the “Fund”) is to seek long-term growth of capital with an emphasis on high current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Investor Shares
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Investor Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fee (12b-1) Fees	None	0.25%
Other Expenses	0.69%	0.69%
Acquired Fund Fees and Expenses	0.18%	0.18%

Total Annual Operating Expenses	1.62%	1.87%
Expense Reduction/Reimbursement(1)	(0.44%)	(0.44%)

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	1.18%	1.43%

(1)	The Fund’s adviser (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 1.00% of the Fund’s average daily net assets through December 31, 2016. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, if such recoupment can be achieved within the foregoing expense limits. This expense cap agreement may be terminated by the Board of Trustees (the “Board”) at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$120	$468	$840	$1,885
Investor Shares	$146	$545	$970	$2,155

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if its changes its 80% Policy.

The Fund principally invests in the following exchange-traded equity securities (“Equity Securities”) and will generally limit its investment in each type of equity security to the corresponding range referenced below:

Type of Equity Security	Portfolio Investment Range (% of Total Assets)
Common Stock	50%-100%
Master Limited Partnerships (“MLPs”)	0%-25%
Real Estate Investment Trusts (“REITs”)	0%-25%
Convertible Preferred Stock	0%-15%
Non-Convertible Preferred Stock	0%-15%
Business Development Companies (“BDCs”)	0%-10%
Limited Partnerships (other than MLPs)	0%-10%

With respect to 10% of its total assets, the Fund may use exchange-traded funds (“ETFs”) to invest in particular sectors instead of investing directly in companies comprising those sectors.

MLPs are publicly traded partnerships that predominately operate, or directly or indirectly own, energy-related assets. REITs are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests. BDCs are publicly-traded closed-end funds that seek capital appreciation and income by investing in smaller companies during their initial stages of development. With respect to investments in BDCs, the Fund plans to invest only in publicly traded BDCs. Not all publicly traded partnerships are considered MLPs. Limited Partnerships that are not MLPs are publicly traded partnerships that do not meet the qualifications contained in Section 7704 of the Internal revenue Code of 1986, as amended (the “IRC”).

The Fund seeks competitive equity performance with less volatility than a broad based equity index such as the Russell 3000 Value Index by principally investing in Equity Securities that the Adviser believes have: (1) attractive valuations based on the fundamentals of the underlying companies; and (2) cash distribution yields meaningfully higher than those provided by the general equity market and that the Adviser believes will be maintained or increased. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value market and includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Fund expects to generate 50% to 75% of expected long-term return from cash dividends and distributions on portfolio securities.

While the Fund invests primarily in the exchange-traded Equity Securities of domestic companies, up to 40% of the Fund’s total assets may be invested in the common stock (or its equivalent) of and American Depositary Receipts (“ADRs”) relating to foreign companies (including those located in emerging markets) that trade in the U.S. ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks.

The Fund invests in Equity Securities of companies without regard to the size of those companies, subject to a minimum market capitalization requirement of greater than $200 million.

The Adviser’s investment selection method is based on its quantitative process and qualitative research and is designed to identify companies that it believes (1) are selling for less than what the Adviser believes they are worth, (2) represent a better value than buying the corresponding benchmark as a whole, and (3) are the most attractive investment opportunities in the Adviser’s investment universe. The Fund will invest in 40-75 companies to strike what the Adviser believes to be an appropriate balance between investments in the Adviser’s best ideas and risk exposure to any one company or sector.

The Adviser regularly monitors the companies in the portfolio in the context of other opportunities that are available and may sell a security or reduce its position in a security for specific reasons. Some examples include: (1) the position has appreciated thus reducing its quantitative score and return potential, (2) the position has become oversized and the Adviser believes it should be reduced to decrease risk, and (3) the Adviser develops concerns about the underlying company’s business prospects.

Principal Investment Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

ADR Risk. The value of ADRs is subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, “Foreign Security Risk” below). These risks may adversely affect the value of the Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

BDC Risk. A BDC may invest in the equity and debt securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on debt securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity and a BDC may not be able to liquidate investments in Portfolio Companies at their perceived value and may not be able to reduce exposure to such investments during adverse market or economic conditions. A BDC may use leverage (e.g. borrowing and the issuance of debt and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value to decline or if related interest charges exceed investment income. Finally, since a BDC is a regulated investment company, an investment therein is also subject to Investment Company Risk (see below).

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the IRC impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, many of which are duplicative of the Fund’s own operational expenses. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. Business development companies and ETFs are subject to additional risks such as the fact their shares may trade at a market price above or below their net asset values or an active market may not develop.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Limited Partnership Risk. The risks of investing in publicly traded limited partnerships that are not MLPs are generally the same as the risks of investing in the common stock of a corporation and the risks of investing in MLPs with the exception that MLPs often face additional risks inherent to investments in the energy industry and MLPs may be subject to additional qualification requirements under the IRC. In addition, many publicly traded limited partnerships that are not MLPs are treated as a corporation for tax purposes.

Management Risk. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. Prior to the date of this Prospectus, the Adviser did not manage any mutual funds, which are investment companies registered under the 1940 Act. Although the Adviser has extensive experience managing assets of the type in which the Fund intends to invest, the Adviser does not have experience managing assets of a regulated investment vehicle such as the Fund. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser (See “Investment Company Risk,” above). The Adviser’s lack of experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may limit the profitability of the Fund.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile and, as a result, the Fund may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

MLP Risk. MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities. In addition, MLPs have relatively high distribution rates compared to corporate securities. The characterization of these distributions as either long-term capital gains or as some other type of return may not be ascertainable until the end of a taxable year and may complicate the calculation of the Funds’ and shareholders’ taxes.

Preferred Stock Risk. The Fund seeks to purchase preferred stock with higher dividend rates. Issuers of higher yielding preferred stock are more likely to defer payment on dividends and to experience financial crisis such as bankruptcy and liquidation than issuers of lower yielding preferred stocks. The value of preferred stock is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. Also, the value of preferred stock that is convertible into other securities of an issuer tends to vary with the fluctuation in the market value of the securities into which they may be converted. Preferred stock ranks below debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT Risk. REITs are subject to the risks generally associated with real estate investments, such as: (1) fluctuations in the value of real estate; (2) adverse general and local economic conditions; (3) possible lack of availability of mortgage funds or other limits on obtaining capital; (4) changes in interest rates; (5) environmental problems; (6) overbuilding; (7) extended vacancies of properties; (8) increases in property taxes; and (9) changes in zoning laws and regulations. REITs are also subject to the risks related to their structure and focus such as dependency upon management and heavy cash flow, and limited diversification (e.g., focus on certain types of real estate such as apartment buildings or real estate located in certain areas). These reasons may cause REITs to be less liquid and more volatile than other publicly traded securities.

Sector Risk. The allocation of a significant portion of total assets to one or more sectors may make the Fund’s investment portfolio more susceptible to the financial, economic, business, and political developments that affect those sectors.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value. The security may even decrease in value.

Performance Information

The bar chart and average annual total returns table below illustrate the risks of investing in the Yield-Focus Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance, respectively. The Yield-Focus Equity Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information can be found on the Fund’s website at www.meritageportfoliofunds.com or by calling (855) 261-0104.

The bar chart shows the changes in annual total returns on a calendar year-by-year basis for the Yield-Focus Equity Fund’s Institutional Shares.

During the period shown in the bar chart, the highest return for a quarter was 7.44% for the quarter ended June 30, 2014 and the lowest return for a quarter was (4.06%) for the quarter ended September 30, 2014. The Yield-Focus Equity Fund’s Institutional Shares year-to-date return as of November 30, 2015 was (7.74%).

The average annual total returns table shows how the Yield-Focus Equity Fund’s average annual returns compare with those of its benchmark, the Russell 3000® Value Index.

Average Annual Total Returns for the periods ending December 31, 2014:

	1 Year	Since inception(1)
Yield-Focus Equity Fund – Institutional Shares
Return Before Taxes	6.61%	7.79%
Return After Taxes on Distributions(2)(3)	6.01%	7.20%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	4.13%	5.88%
Russell 3000® Value Index(4)	12.70%	14.18%
Zacks Multi-Asset Income Index TR(5)	(3.50%)	(1.72%)
Yield-Focus Equity Fund – Investor Shares
Return Before Taxes	6.45%	7.53%

(1)	The inception of the Yield-Focus Equity Fund was December 23, 2013.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(3)	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

(4)	The Russell 3000® Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(5)	The Zacks Multi-Asset Income Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The universe of securities within the Index includes U.S. listed common stocks and ADRs paying dividends, real estate investment trusts, MLPs, closed end funds, Canadian royalty trusts and traditional preferred stocks. Individuals cannot invest directly in an Index.

Portfolio Management

The Fund’s Adviser is Meritage Portfolio Management, Inc. The Adviser’s Yield-Focus Equity strategy team and each of its members listed below have managed the Fund’s portfolio since December 2013. Mr. Mark E. Eveans, Lead Portfolio Manager of the Yield-Focus Equity strategy, and the following additional team members have worked together to develop and execute the Fund’s investment program since December 2013:

Mr. Mark E. Eveans, CFA has served as the Adviser’s President and Chief Investment Officer and as Lead Portfolio Manager for the Adviser’s Value Equity and Yield-Focus Equity strategies for the past 5 years. He has also been as a Principal and a Director of the Adviser for the past 5 years.

Clint Anderson, CFA has served as a Portfolio Manager for the Adviser since February 2011. From January 2006 to February 2011, he served as an Investment Analyst of the Adviser.

Sharon Divine, CFA has served as the Adviser’s Director of Quantitative Research for the past 5 years. She has also been a Principal of the Adviser for the past 5 years.

John Wallis, CFA has served as the Adviser’s Director of Qualitative Research since July 2012.

ADDITIONAL SUMMARY INFORMATION

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
Institutional Shares – $100,000 for all account types Investor Shares – $2,500 for all account types	By Mail: Meritage Portfolio Management Funds c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206
Minimum Subsequent Investment	By Phone: (855) 261-0104
Institutional Shares – $1,000 for all account types
Investor Shares – $100 for all account types

You may also purchase and redeem shares through your dealer or financial adviser. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

Each Fund has distributions that are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan or are a tax-exempt investor. You should be aware that investments in tax-deferred accounts may be taxable at withdrawal. You should discuss any tax-related concerns with your tax adviser or attorney.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company) (each a “Financial Intermediary”), the Fund and its related companies may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES

Overview of Funds

	Growth Equity Fund	Value Equity Fund	Yield-Focus Equity Fund
Objective	• Growth of capital	• Growth of capital (primary); • Income (secondary)	• Long-term growth of capital with an emphasis on high current income

Principal Investments	• Common stock and ETFs; • Up to 35% of total assets may be invested in the common stock (or its equivalent) of and ADRs relating to foreign companies that trade in the U.S.

•       Common stock and ETFs;

•       Up to 35% of total assets may be invested in the common stock (or its equivalent) of and ADRs relating to foreign companies (including those located in emerging markets) that trade in the U.S.

•       50%-100% of total assets in common stock;

•       25% or less of total assets in MLPs;

•       25% or less of total assets in REITs;

•       15% or less of total assets in convertible preferred stock;

•       15% or less of total assets in non-convertible preferred stock;

•       10% or less of total assets in BDCs;

•       10% or less of total assets in ETFs;

•       10% or less of total assets in Limited Partnerships (other than MLPs);

•       Up to 40% of total assets may be invested in the common stock (or its equivalent) of and ADRs relating to foreign companies (including those located in emerging markets) that trade in the U.S

	Growth Equity Fund	Value Equity Fund	Yield-Focus Equity Fund
Investment Goal	• To outperform the Russell 1000 Growth Index (a “Benchmark”) over rolling three-year investment time horizons and to do so with lower volatility	• To outperform the Russell 1000 Value Index (a “Benchmark”) over rolling three-year investment time horizons and to do so with lower volatility

•       To provide competitive equity performance with less volatility than a broad-based equity index such as the Russell 3000 Value Index (a “Benchmark”), and to have 50%-75% of these returns come in the form of cash distributions on portfolio securities

Number of Positions	• 40-75 positions	• 40-75 positions	• 40-75 positions
Position Size	• Position sizes up to 7% of total assets	• Position sizes up to 7% of total assets	• Position sizes up to 6% of total assets

Investment Objective Updates

The investment objective of each Fund may be changed without shareholder approval.

Investment Process

A Fund’s decision to buy a stock starts with the Adviser’s quantitative process which screens, ranks and scores a universe of about 6,500 U.S. and non-U.S. equities (those that trade on U.S. exchanges). These screens are designed to identify companies that are attractive from several standpoints including valuation, business momentum and investor sentiment. The quantitative data that drives the Adviser’s investment process is updated weekly and can be accessed in real time. The Adviser continuously and systematically identifies top-ranked prospects. For each Fund, this process reduces the universe to a subset of about 200 stocks that are the most highly ranked and that the Adviser correspondingly believes offer the best potential for a Fund to outperform its corresponding index benchmark.

With respect to the Yield-Focus Equity Fund, the decision to buy securities of an MLP, REIT or BDC is driven by the Adviser’s dividend discount model. It allows the Adviser to estimate the value of the company based on a projected dividend stream. When the firm is selling for less than what the Adviser believes it is worth, it becomes a candidate for purchase.

The Adviser will also sometimes use ETFs to gain a broad market exposure to sectors it deems attractive. For example, an ETF may be purchased to obtain exposure to a sector in which a number of highly ranked companies, based on the quantitative analysis, operate. For the purposes of determining market capitalization for a Fund’s ETF holdings, the Adviser will look through to the underlying securities of the ETF.

The Adviser performs qualitative research on most of the aforementioned highly ranked stocks as part of its process of making final buy decisions on behalf of each Fund. This qualitative process focuses primarily on three things: (1) validating the inputs that go into the quantitative model mentioned above, (2) assessing factors such as management changes or fresh competitor information that are not captured by the quantitative model, and (3) evaluating the sector weightings in the portfolio in an effort to tilt the portfolio toward those that the Adviser believes will perform the best.

Each Fund is constructed using output from the quantitative and qualitative processes with specific attention paid to risk control features, such as financial characteristics and sector diversification. Sector exposure is primarily determined by bottom-up security selection. Growth Equity Fund and Value Equity Fund maintain sector exposure within the following ranges:

Anticipated Sector Exposure
Growth Equity Fund	0.5x to 1.5x of the Russell 1000 Growth Index’s exposure to the larger sectors, and 0.0x to 2x the smaller sectors

Value Equity Fund	0.0x to 2x of the Russell 1000 Value Index’s exposure to the larger sectors, and 0.0x to 3x the smaller sectors

Typically, the Growth Equity Fund, Value Equity Fund and Yield-Focus Equity Fund will maintain 40 – 75 holdings with position sizes up to 7% of total assets in the Growth Equity Fund and Value Equity Fund and position sizes up to 6% of total assets in the Yield-Focus Equity Fund. These ranges are partly based on trading liquidity of the issue.

The Adviser regularly monitors the companies in each Fund’s portfolio in the context of other opportunities that are available. The Adviser may sell a position or reduce its position for one or more of the following reasons:

•	the security price rises and reduces its attractive ranking naturally;

•	the investment rank deteriorates to an unattractive level for other fundamental reasons;

•	qualitatively, a negative fundamental change is identified, such as a new regulatory risk facing the industry, unexpected management change, or an abrupt shift in business strategy;

•	the security price hits a stop-loss point (absolute decline and relative weakness); and

•	over-sized positions are reduced as part of the Adviser’s risk-management efforts.

Temporary Defensive Position

From time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, a Fund may hold all or a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. To the extent consistent with its 80% Policy, a Fund also may invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The investment objective of a Fund may be changed immediately upon notice to shareholders without shareholder approval.

Portfolio Holdings Information

A description of each Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT RISKS

Loss of money is a risk of investing in each Fund. In addition, investing in a Fund may be subject to the following principal risks. A detailed description of each risk follows the chart.

Risk Summary

	Growth Equity Fund	Valued Equity Fund	Yield-Focus Equity Fund
ADR Risk	X	X	X
BDC Risk			X
Emerging Markets Risk	X	X	X
Equity Security Risk	X	X	X
Foreign Security Risk	X	X	X
Growth Investing Risk	X
Investment Company Risk	X	X	X
Larger Company Risk	X	X	X
Limited Partnership Risk			X
Management Risk	X	X	X
Market Risk	X	X	X
Medium/Small Company Risk	X	X	X
MLP Risk			X
Preferred Stock Risk			X
Regulatory Risk	X	X	X
REIT Risk			X
Sector Risk	X	X	X
Value Investing Risk		X	X

Risk Descriptions

ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in the securities of foreign companies (see, “Foreign Security Risk” below). The securities underlying ADRs are typically denominated (or quoted) in a currency other than U.S. dollars and trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs may not track the price of the underlying securities and may change materially at times when the U.S. markets are not open for trading. A depository may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities. Holders of unsponsored depository receipts generally bear all the costs of such facility including fees for the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to depository receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. Sponsored depository receipt facilities enter into a deposit agreement with the applicable issuer that sets out the rights and responsibilities of the issuer, the depository, and the depository receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although depository receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depository receipt holders at the request of the issuer of the deposited securities.

BDC Risk. A BDC may invest in the equity and debt securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on debt securities issued and non-payment of dividends on any preferred and common stock issued. Portfolio Companies may also not be able to secure required financing thus potentially limiting the growth and success of these companies. Investments in Portfolio Companies typically have limited liquidity and a BDC may not be able to liquidate investments in Portfolio Companies at their perceived value and may not be able to reduce its exposure to such investments during adverse market or economic conditions. A BDC also may not be able to make investments in Portfolio Companies pursuant to reasonable terms due to the competitive market environment in which such companies operate. A BDC may use leverage (e.g. borrowing and the issuance of debt and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value to decline or if related interest payments exceed investment income. A BDC may also not be able to make desired investments in Portfolio Companies if credit is not available due to, among other things, disruptions in the credit markets, thus limiting the growth and success of the BDC. Finally, since a BDC is a regulated investment company, an investment therein is also subject to Investment Company Risk (see below).

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities such as management performance, financial leverage and reduced demand for the issuer’s goods or services. The value of equity securities may also be affected by broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. There may also be less governmental supervision of foreign issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the issuers’ growth potentials may be wrong, or the securities purchased may not perform as expected. Because of their perceived growth potential, growth stocks typically trade at higher price to earnings multiples. Generally, the value of growth stocks change in response to the markets’ perceptions of the issuers’ growth potentials and of the broader economic picture.

Investment Company Risk. The 1940 Act and the IRC impose numerous constraints on the operations of registered investment companies, like a Fund. For example, the 1940 Act limits the amount of Fund assets that can be invested in other investment companies (registered and unregistered) and the amount of leverage that can be utilized. If a registered investment company is “diversified,” the 1940 Act limits the amount of assets that can be invested in another entity. These restrictions may prohibit a Fund from making certain investment thus potentially limiting its profitability. Moreover, in order to qualify for registered investment company tax treatment under subchapter M of the RIC (e.g. to be treated as a corporation for tax purposes and to pass through income and capital gains to investors), a Fund must satisfy source-of-income, asset diversification and other requirements. The failure to comply with these provisions in a timely manner may prevent the Fund from qualifying as registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

When a Fund invests in another investment company such as a BDC or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, a Fund will incur additional expenses, many of which are duplicative of the Fund’s own operational expenses. In addition, a Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). A Fund has no control over the investments made by these investment companies. BDCs and ETFs are subject to the following risks: (1) their shares may trade at a market price that is above or below their net asset value (2) an active trading market for their shares may not develop or be maintained; (3) trading of their shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Larger Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Limited Partnership Risk. The risks of investing in publicly traded limited partnerships that are not MLPs are generally the same as the risks of investing in the common stock of a corporation and the risks of investing in MLPs with the exception that MLPs often face additional risks inherent to investments in the energy industry and MLPs may be subject to additional qualification requirements under the IRC. In addition, many publicly traded limited partnerships that are not MLPs are treated as a corporation for tax purposes.

Management Risk. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect. Prior to the date of this Prospectus, the Adviser did not manage any mutual funds, which are investment companies registered under the 1940 Act. Although the Adviser has extensive experience managing assets of the type in which a Fund intends to invest, the Adviser does not have experience managing assets of a regulated investment vehicle such as the Fund. The 1940 Act and the IRC impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser (See “Investment Company Risk,” above). The Adviser’s lack of experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may limit the profitability of a Fund.

Market Risk. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. A Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that a Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets. Because a Fund seeks to produce above average equity yield, the Fund may be more interest rate sensitive than the general market and short-term, above average interest rate increases will likely more adversely affect the Fund’s investments than the general stock market. A Fund’s net asset value may decline as a result of this risk.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

MLP Risk. MLPs are subject to many risks. Holders of MLPs have limited control and voting rights on matters affecting the partnership. Holders of MLPs are exposed to a possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLPs are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of a Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by a Fund generally would be taxed as dividend income. As a result, there could be a material reduction in a Fund’s cash flow and there could be a material decrease in its net asset value. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities. In addition, MLPs have relatively high distribution rates compared to corporate securities. The characterization of these distributions as either long-term capital gains or as some other type of return may not be ascertainable until the end of a taxable year and may complicate the calculation of the Funds’ and shareholders’ taxes.

Preferred Stock Risk. Issuers of higher yielding preferred stock are more likely to defer payment on dividends and to experience financial crisis such as bankruptcy and liquidation than issuers of lower yielding preferred stocks. The ability of an issuer to pay scheduled dividends on preferred stock is credit risk. The credit risk associated with preferred stock generally is reflected by their credit ratings by organizations such as Moody’s or S&P or by a similar determination of creditworthiness by the Adviser. Changes in the credit standing of companies issuing preferred stock may also have an effect on the convertible securities’ value. The value of preferred stocks is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. Companies may call preferred stock, if subject to call provisions, during periods of declining interest rates or as a result of an elevation in the preferred stock’s credit rating causing the Fund to invest the proceeds in potentially lower yielding securities. Also, the value of preferred stock that is convertible into other securities of an issuer tends to vary with the fluctuation in the market value of the securities into which they may be converted. Preferred stock ranks below debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of a Fund or the companies in which it invests. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect a Fund or the companies in which it invests.

REIT Risk. REITs are subject to the risks generally associated with real estate investments such as: (1) fluctuations in the value of real estate; (2) adverse general and local economic conditions; (3) possible lack of availability of mortgage funds or other limits on obtaining capital; (4) changes in interest rates; (5) environmental problems; (6) overbuilding; (7) extended vacancies of properties; (8) increases in property taxes; and (9) changes in zoning laws and regulations. In addition, REITs are subject to certain other risks specific to their structure and focus: (a) dependency upon management and heavy cash flow; (b) limited diversification of investments (e.g., focus on certain types of real estate such as apartment buildings or real estate located in a specific area; (c) the potential inability to effectively locate and manage financing for projects; (d) possible default by borrowers; (e) the costs and potential losses of self-liquidation of one or more holdings; (f) the possibility of failing to maintain exemptions from securities registration; and (g) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.

Sector Risk. Although the Adviser will not concentrate a Fund’s investment in any particular industry or group of industries, the Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Value Investing Risk. The determination that a security is undervalued is subjective. Investments in “value” securities may never reach what the Adviser believes are their full fair market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors, decrease in value, and underperform growth stocks during given periods.

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider whether a Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your investment professional can provide you with valuable assistance in making this decision.

ACCOUNT INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the net asset value (“NAV”) determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

HOW TO BUY SHARES

Requests to purchase shares are processed at the NAV of the applicable Fund class next calculated after we receive your order in proper form. “Proper form” means that you have provided sufficient information to process your request as outlined in this Prospectus, including any required signatures, documents and payment.

Classes of Shares. Each Fund currently offers two share classes: Institutional Shares and Investor Shares. Each class of a Fund invests in the same portfolio securities, but each class has its own expense structure, as illustrated in the Fund’s Summary Section – Fees and Expenses of the Fund. While Institutional Shares require a larger initial investment, they have lower annual expenses than Investor Shares because there are no 12b-1 fees, and thus will cost you less over time.

Institutional Shares. Institutional Shares are available for purchase for a minimum initial investment of $100,000. The minimum subsequent investment is $1,000 ($100 for automatic investment plan contributions). Institutional Shares are not subject to any 12b-1 fees.

Investor Shares. Investor Shares are available for purchase for a minimum initial investment of $2,500. The minimum subsequent investment is $100. 12b-1 fees are equal to 0.25% of the class’ average annual daily net assets.

Both Institutional Shares and Investor Shares can be purchased directly through the distributor or other financial institutions, which may charge transaction fees with respect to your purchase. Each Fund reserves the right to change the above eligibility criteria. For either share class, the Adviser may waive the minimum investment amounts at its discretion, including for existing clients of the Adviser. A Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a Financial Intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other Financial Intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the Financial Intermediary may also impose minimum requirements that are different from those set forth in this Prospectus. If you choose to purchase or redeem shares directly from a Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase.

By Mail. Your initial purchase request must include:

•	a completed and signed investment application form;

•	a personal check with name pre-printed (in the applicable minimum amount) made payable to the applicable Fund.

Mail the application and check to:

U.S. Mail:	Overnight:
Meritage Portfolio Management Funds [Insert name of specific Fund] c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Meritage Portfolio Management Funds [Insert name of specific Fund] c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire. You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (855) 261-0104 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services Inc., each Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the applicable Fund and its custodian and transfer agent are open for business. Any delays, which may occur in wiring money, including delays that may occur in processing by banks, are not the responsibility of a Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but each Fund may charge shareholders for this service in the future.

A purchase will not be considered made until the corresponding check or wired money is received and the purchase is accepted by the applicable Fund. The purchase price per share will be the NAV next determined after the purchase order is received in proper form.

Additional Investments

You may purchase additional shares of a Fund class at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

•	Your name;

•	The name on your account(s);

•	Your account number(s);

•	A wire or a check (in the applicable minimum amount) made payable to the Fund in which you want to invest.

Checks should be sent to the Fund applicable at the address listed under the heading “Initial Purchase – By Mail” above. To send a bank wire, call Shareholder Services at (855) 261-0104 to obtain instructions.

Automatic Investment Plan

You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Fund shares may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services at (855) 261-0104 for the procedure to open an IRA or SEP plan directly with a Fund, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the applicable Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees at (855) 261-0104. In addition, you should be aware that investments in tax-deferred accounts may be taxable at withdrawal. You should discuss any tax-related concerns with your tax adviser or attorney.

Distribution Plan

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows each Fund’s Investor Shares to pay distribution fees for the sale and distribution of its shares and for shareholder services provided to shareholders of a Fund’s Investor Shares (the “12b-1 Plan”). The 12b-1 Plan allows each Fund’s Investor Shares to pay annual 12b-1 expenses of 0.25%. Over time, 12b-1 fees will increase the cost of your investment in a Fund’s Investor Shares and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s Investor Shares on an on-going basis.

Other Purchase Information

Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the applicable Fund. You may be prohibited or restricted from making future purchases in each Fund. Checks must be made payable to the applicable Fund. Each Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000. In such cases, a 15 business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. Each Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to each Fund’s transfer agent.

HOW TO REDEEM SHARES

Requests to sell shares are processed at the NAV of the applicable Fund class next calculated after we receive your order in proper form. “Proper form” means that you have provided sufficient information to process your request as outlined in this Prospectus, including any required signatures, documents, payment and any applicable signature guarantees.

You may receive redemption payments in the form of a check, ACH or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from the shareholder’s Fund account by redemption of shares. A Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s NAV in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail. You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:
Meritage Portfolio Management Funds [Insert name of specific Fund] c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Meritage Portfolio Management Funds [Insert name of specific Fund] c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund’s/class’ name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Your request must also be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. Each Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. Each Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. All redemptions requiring signature guarantees must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (855) 261-0104 if you have questions. At the discretion of each Fund or each Fund’s transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account (up to $25,000) in each Fund by calling Shareholder Services at (855) 261-0104. You must first complete the optional Telephone Redemption and Exchange section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. Neither Fund, the transfer agent, nor the custodian are liable for following redemption instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

A Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning a Fund, although neither a Fund nor the transfer agent anticipates difficulties in receiving and in a timely fashion responding to telephone requests for redemptions. If you are unable to reach a Fund by telephone, you may request a redemption by mail.

Policy on Market Timing

Each Fund discourages market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board has adopted a policy directing each Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. Huntington Asset Services, Inc., the Fund’s transfer agent, performs automated monitoring of short-term trading activity with respect to each Fund. Instances of suspected short-term trading are investigated by the compliance department. If an instance is deemed a violation of the short-term trading policies of a Fund, then the Adviser is notified and action, such as suspending future purchases, is taken. A quarterly certification reporting any instances of short-term trading in violation of each Fund’s policies is provided to the Board.

While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Despite a Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a bank, broker-dealer, 401(k) plan, financial adviser or financial supermarket (each a Financial Intermediary). Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. Consequently, a Fund may not have knowledge of the identity of investors and their transactions. Under a federal rule, a Fund is required to have an agreement with many of its Financial Intermediaries obligating the Intermediaries to provide, upon the Fund’s request, information regarding the Financial Intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place. Certain Financial Intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. A Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. No Fund has entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information

If you are not certain of the requirements for a redemption, please call Shareholder Services at (855) 261-0104. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the redemption proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, a Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent by check by a Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in a Fund. Because a Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 in Investor Shares or $100,000 in Institutional Class due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in a Fund to the minimum amount within the 30 day period. All shares of a Fund also are subject to involuntary redemption if the Board determines to liquidate the Fund. In such event, a Fund will provide notice to shareholders, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary liquidation will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

Exchange Privilege

You may exchange your Fund shares for shares of the same class of another Fund. An exchange will be effected at the next determined NAV of the applicable Fund classes after receipt of your request in proper form by the Transfer Agent. “Proper form” means that you have provided sufficient information to process your request as outlined in this Prospectus, including any required signatures, documents, payment and any applicable signature guarantees.

By Mail. You may request an exchange by contacting Shareholder Services by mail at the following addresses:

U.S. Mail:	Overnight:
Meritage Portfolio Management Funds [Insert name of specific Fund] c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Meritage Portfolio Management Funds [Insert name of specific Fund] c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

Your request for an exchange must include your letter of instruction, account number, account name(s), the address, the names of each Fund class you are exchanging, and the dollar amount or number of shares you wish to exchange. Your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

By Telephone. You may also place an exchange request by calling Shareholder Services at (855) 261-0104. You must first complete the optional Telephone Redemption and Exchange section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. Neither a Fund, the transfer agent, nor the custodian are liable for following exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller. If you are unable to execute a transaction by telephone (for example during times of unusual market activity), you should consider requesting the exchange by mail.

Exchanges may only be made for shares of a Fund class then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board upon 60 days’ prior notice to shareholders. Before making an exchange, contact Shareholder Services to obtain more information about exchanges.

If you exchange your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s NAV for the applicable class. The NAV of each Fund class is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and

Good Friday). The NAV of each Fund class is calculated by dividing the value of its total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the applicable NAV next calculated after the Fund receives your order in proper form.

A Fund’s assets generally are valued at their market value. If market quotations are not readily available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the value of a security, the security will be valued at a fair value, pursuant to procedures approved by the Board. Under the procedures adopted by the Board, the Board may delegate fair value determinations to the Adviser or third-party pricing services, subject to the supervision of the Board. When pricing securities using the fair value procedures established by the Board, a Fund (with the assistance of its service providers) seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that a Fund’s fair value methodology is inappropriate. A Fund will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. A Fund (and its service providers) monitors and evaluates the appropriateness of its fair value methodologies.

Foreign securities are valued in the same manner as described above. A Fund’s foreign securities generally are valued at their market value. If market quotations are not readily available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the value of a foreign security, the security will be valued at a fair value, pursuant to procedures approved by the Board and as described in greater detail above.

To the extent a Fund invests in other mutual funds, the Fund class’ NAV is calculated based, in part, upon the NAVs of such mutual funds; the Prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their NAVs. Any fixed income securities with remaining maturities of 60 days or less (e.g. money market securities) are valued at amortized cost.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions. A Fund typically distributes to its shareholders, as dividends, substantially all of its net investment income and realized net capital gains. Each Fund expects that its distributions will consist primarily of income and/or realized net capital gains. The Meritage Yield-Focus Equity Fund may also distribute return of capital received from entities in which it invests. Return of capital is a distribution that is in excess of the current and accumulated net income of an entity. Typically, the return of capital distributed to the Fund by these entities is paid in cash and primarily results from depreciation taken on assets owned by such entities.

Each Fund’s distributions, including any distributions of return of capital, are automatically reinvested in the Fund class in which you are invested unless you request cash distributions on your application or through a written request to that Fund.

Taxes. Net investment income distributed by a Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described below. Please see the table below for additional information. Dividends normally will be distributed by a Fund on an annual basis, except for the Meritage Yield-Focus Equity Fund which will normally distribute dividends on a quarterly basis.

A Fund will normally distribute net realized capital gains, if any, to its shareholders once a year. Capital gains are generated when a Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long a Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

A Fund’s distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of the applicable Fund class in which you invest. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. A Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividends and capital gain distributions are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by a Fund which are not cashed within 180 days will be reinvested in the applicable Fund class at the current day’s NAV for that Fund class. When reinvested, those amounts are subject to market risk like any other investment in a Fund.

You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions and exchanges) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to a Fund’s shareholders, as described in the chart below.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts. The following discussion reflects current law.

Type of Transaction	Tax Status
Qualified dividend income	Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $400,000 (individual filers) or $450,000 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Net short-term capital gain distributions	Ordinary income rates.

Net long-term capital gain distributions	Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $400,000 (individual filers) or $450,000 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Type of Transaction	Tax Status
Sales of shares (including redemptions and exchanges) owned more than one year	Gains taxed at generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $400,000 (individual filers) or $450,000 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates. Losses are subject to special rules concerning the use of long-term capital losses.

Sales of shares (including redemptions and exchanges) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income of non-corporate taxpayers whose modified adjusted gross income exceeds $200,000 (individual filers) or $250,000 (married filing jointly). Net investment income includes dividends and capital gain distributions received from a Fund and gains from the sale of shares, including redemptions.

As described generally above, designated dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% or 20% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and qualified foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that will not qualify for the reduced tax rate.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Investments in MLPs. The Yield-Focus Equity Fund may invest up to 25% of its total assets in MLPs. In general, a MLP is taxed as a corporation for income tax purposes. However, if the MLP derives at least 90% of its gross income from Qualifying Income each taxable year, then the MLP will be taxed as a partnership for income tax purposes. For these purposes, Qualifying Income includes interest, dividends, real estate rents, gain from the sale of real estate, certain income and gain from commodities and commodity futures, and income and gain from certain mineral and natural resources activities.

If an MLP is treated as a partnership, then for each tax year, the MLP will allocate its net profits and net losses (and corresponding tax items) to its partners in accordance with its partnership agreement. The allocation occurs whether or not the MLP makes a distribution to its partners. Each partner will report its share of the tax items on its income tax return. If an MLP makes a cash distribution to a partner, then the partner recognizes no income from the distribution if the amount of the distribution is equal to or less than the partner’s adjusted tax basis in its ownership interest. Any cash distributed in excess of the partner’s adjusted tax basis is taxed as capital gain. A partner’s adjusted tax basis in its partnership interest is the value of its initial contribution to the MLP. Each year, the adjusted tax basis is adjusted upwards for the allocation of income and is adjusted downwards for distributions and the allocation of losses and deductions. In general, any gain or loss from the sale of an ownership interest in a MLP is capital gain or loss. However, some of the gain may be ordinary income if the MLP holds certain ordinary income producing assets, such as depreciable tangible personal property and contracts.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

Cost Basis Reporting. As of January 1, 2012, federal law requires mutual fund companies to report their shareholders’ cost basis, gain/loss, and holding period to the IRS on Fund shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. Each Fund has chosen Average Cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way a Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. Each Fund’s standing tax lot identification method is the method covered shares will be reported on your Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than a Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate IRS regulations or consult your tax adviser with regard to your personal circumstances. For those securities defined as “covered” under current IRS cost basis tax reporting regulations, a Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. A Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” A Fund and its service providers do not provide tax advice.

You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Return of Capital. A portion of the periodic returns distributed to the Meritage Yield-Focus Equity Fund by entities in which it invests is attributable to return of capital. The Fund may pass through return of capital distributions received from these entities to its shareholders. The tax treatment of the Fund’s receipt of and distribution of return of capital to shareholders is as follows:

(1)	Return of capital received by the Fund from the entities in which it invests is a tax-deferred distribution. The distribution of return of capital to the Fund by an entity in which the Fund invests decreases the Fund’s basis in its investment in that entity. If the Fund sells its investment in that entity in excess of its basis therein, the Fund will incur a taxable gain that ultimately will be passed on to shareholders;

(2)	Return of capital paid by the Fund to its shareholders is also a tax-deferred distribution. The distribution of return of capital to shareholders will decrease the basis of each shareholder’s investment in the Fund. If a shareholder sells its investment in the Fund in excess of its basis therein, the shareholder will incur a taxable gain.

Since the payment of return of capital to the Fund by an entity in which it invests or by the Fund to a shareholder decreases the Fund’s basis of its investment in that entity and the shareholder’s basis in its investment in the Fund, respectively, the gain incurred by the Fund and the shareholder may be higher than if no return of capital had been paid.

The Fund intends to distribute to shareholders all of the return of capital received from the entities in which it invests on a quarterly basis.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUNDS

The Adviser

Meritage Portfolio Management, Inc., 7500 College Boulevard, Suite 1212, Overland Park, Kansas, 66210, serves as investment adviser to each Fund. Founded in 1991, the Adviser is a registered investment adviser that provides investment advisory services primarily to individuals, families and a variety of institutional clients including employee benefit plans, foundations, endowments and public funds. As of October 31, 2015, the Adviser had over $1.47 billion in assets under management.

The Adviser is responsible for providing general investment advice and guidance to each Fund. The Adviser also provides trading, proxy voting, record-keeping and other administrative services for each Fund. For its advisory services, the Adviser is entitled to receive an annual fee of 0.75% of each Fund’s average daily net assets. The Adviser also has contractually agreed to waive its management fee and/or reimburse certain operating expenses of each Fund, but only to the extent necessary so that total annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees, and extraordinary litigation expenses) of each Fund do not exceed 1.00% of their respective average daily net assets. The contractual agreement is in effect through December 31, 2016.

For the fiscal year ended August 31, 2015, the following Funds paid the Adviser management fees (after waivers) based on the respective Fund’s average daily net assets of:

Fund	Management Fees Paid After Waivers (based upon average daily net assets)
Growth Equity Fund	0.09%
Value Equity Fund	0.09%
Yield-Focus Equity Fund	0.31%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser on behalf of each Fund will be included in the Funds’ annual report to shareholders for the fiscal period ended August 31, 2015.

If you invest in a Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other Financial Intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some Financial Intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some Financial Intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the Financial Intermediary provides on a Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of a Fund’s shareholder accounts for which the Financial Intermediary provides services. A Fund may pay a portion of this fee, which is intended to compensate the Financial Intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the Adviser may pay a fee to Financial Intermediaries for such services.

To the extent that the Adviser pays a fee, sometimes referred to as “revenue sharing,” to a Financial Intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such distribution or services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the Financial Intermediary. Although neither a Fund nor the Adviser pays for the Fund to be included in a Financial Intermediary’s “preferred list” or other promotional program, some Financial Intermediaries that receive compensation as described above may have such programs in which the Fund may be included. The Adviser may pay for the opportunity to distribute a Fund through a Financial Intermediary’s system. Financial Intermediaries that receive these types of payments may have a conflict of interest in recommending or selling a Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds.

A Fund may from time to time purchase securities issued by Financial Intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Managers

Meritage Growth Equity Fund. The Adviser’s Growth Equity strategy team and each team member listed below have managed the Fund’s portfolio since December 2013. Mr. Leonard C. Mitchell, Lead Portfolio Manager of the Growth Equity strategy, and the following additional team members have worked together to develop and execute the Fund’s investment program since December 2013:

Leonard C. Mitchell, CFA has served as a Senior Portfolio Manager of the Adviser and Lead Portfolio Manager of the Growth Equity strategy for the past 5 years. He has also been a Principal of the Adviser for the past 5 years. Mr. Mitchell is responsible and accountable for all investment decisions that directly impact the Fund’s portfolio. Mr. Mitchell received his Bachelor of Business Administration, Accounting from Texas Christian University in 1975 and his Master of Business Administration, Finance from Texas Christian University in 1978.

Sharon L. Divine, CFA has served as the Director of Quantitative Research and Senior Portfolio Manager of the Adviser for the past 5 years. She has also been a Principal of the Adviser for the past 5 years. Ms. Divine supports Mr. Mitchell by overseeing the maintenance and running of the Adviser’s quantitative tools utilized in the Fund’s security selection process. Ms. Divine received her Bachelor of Administration with an emphasis in Computer Based Information Systems from the University of Missouri-Kansas City in 1988 and her Master of Business Administration, Finance from the University of Missouri-Kansas City in 1989.

John M. Wallis, CFA has served as the Adviser’s Director of Qualitative Research since July 2012. Prior to July 2012, he served as Director, Strategy, Financial Planning and Analysis of KCP&L from October 2010 through May 2012. He served as Director, Business Planning of KCP&L from May 2007 to October 2010. Mr. Wallis supports Mr. Mitchell through his oversight of the qualitative analytical process utilized in the Fund’s security selection process. Mr. Wallis received his Bachelor of Science, Justice Studies from Arizona State University in 1985 and received his Master of Business Administration from Avila College in 1990.

Meritage Value Equity Fund. The Adviser’s Value Equity strategy team and each team member listed below have managed the Fund’s portfolio since December 2013. Mr. Mark E. Eveans, Lead Portfolio Manager of the Value Equity strategy, and the following additional team members have worked together to develop and execute the Fund’s investment program since December 2013:

Mark E. Eveans, CFA has served as the Adviser’s President and Chief Investment Officer and as Lead Portfolio Manager for the Adviser’s Value Equity and Yield-Focus Equity strategies for the past 5 years. He has also been a Principal and a Director of the Adviser for the past 5 years. Mr. Eveans is responsible and accountable for all investment decisions that directly impact the Fund’s portfolio. Mr. Eveans received his Bachelor of Business Administration, Finance from Wichita State University in 1968 and his Master of Science, Finance from Wichita State University in 1970.

Sharon L. Divine, CFA has served as the Director of Quantitative Research and Senior Portfolio Manager of the Adviser for the past 5 years. She has also been a Principal of the Adviser for the past 5 years. Ms. Divine supports Mr. Eveans by overseeing the maintenance and running of the Adviser’s quantitative tools utilized in the Fund’s security selection process. Ms. Divine received her Bachelor of Administration with an emphasis in Computer Based Information Systems from the University of Missouri-Kansas City in 1988 and her Master of Business Administration, Finance from the University of Missouri-Kansas City in 1989.

John M. Wallis, CFA has served as the Adviser’s Director of Qualitative Research since July 2012. Prior to July 2012, he served as Director, Strategy, Financial Planning and Analysis of KCP&L from October 2010 through May 2012. He served as Director, Business Planning of KCP&L from May 2007 to October 2010. Mr. Wallis supports Mr. Eveans through his oversight of the qualitative analytical process utilized in the Fund’s security selection process. Mr. Wallis received his Bachelor of Science, Justice Studies from Arizona State University in 1985 and received his Master of Business Administration from Avila College in 1990.

Meritage Yield-Focus Equity Fund. The Adviser’s Yield-Focus Equity strategy team and each team member listed below have managed the Fund’s portfolio since December 2013. Mr. Mark E. Eveans, Lead Portfolio Manager of the Yield-Focus Equity strategy, and the following additional team members have worked together to develop and execute the Fund’s investment program since December 2013:

Mark E. Eveans, CFA has served as the Adviser’s President and Chief Investment Officer and as Lead Portfolio Manager for the Adviser’s Value Equity and Yield-Focus strategies for the past 5 years. He has also been a Principal and a Director of the Adviser for the past 5 years. Mr. Eveans and Mr. Clint W. Anderson are jointly responsible and accountable for all investment decisions that directly impact the Fund’s portfolio. Mr. Eveans received his Bachelor of Business Administration, Finance from Wichita State University in 1968 and his Master of Science, Finance from Wichita State University in 1970.

Clint W. Anderson, CFA has served as a Portfolio Manager of the Adviser since February 2011. From 2006 until February 2011, he served as an Investment Analyst of the Adviser. Messrs. Eveans and Anderson are jointly responsible and accountable for all investment decisions that directly impact the Fund’s portfolio. Mr. Anderson received his Bachelor of Business Administration, Finance from the University of Iowa in 1998.

Sharon L. Divine, CFA has served as the Director of Quantitative Research and Senior Portfolio Manager of the Adviser for the past 5 years. She has also been a Principal of the Adviser for the past 5 years. Ms. Divine supports Messrs. Eveans and Anderson by overseeing the maintenance and running of the Adviser’s quantitative tools utilized in the Fund’s security selection process. Ms. Divine received her Bachelor of Administration with an emphasis in Computer Based Information Systems from the University of Missouri-Kansas City in 1988 and her Master of Business Administration, Finance from the University of Missouri-Kansas City in 1989.

John M. Wallis, CFA has served as the Adviser’s Director of Qualitative Research since July 2012. Prior to July 2012, he served as Director, Strategy, Financial Planning and Analysis of KCP&L from October 2010 through May 2012. He served as Director, Business Planning of KCP&L from May 2007 to October 2010. Mr. Wallis supports Messrs. Eveans and Anderson through his oversight of the qualitative analytical process utilized in the Fund’s security selection process. Mr. Wallis received his Bachelor of Science, Justice Studies from Arizona State University in 1985 and received his Master of Business Administration from Avila College in 1990.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in a Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the periods indicated. Certain information reflects results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund, assuming reinvestment of all dividends and distributions.

The information in the financial highlights table for the periods presented is included and should be read in conjunction with the Funds’ financial statements and related notes, which are in the Funds’ annual report dated as of August 31, 2015. The annual financial statements have been audited by KPMG LLP, an independent registered public accounting firm, for the fiscal years ended August 31, 2014 and 2015. The report of KPMG LLP is included in the Funds’ annual reports. Please turn to the back cover of this Prospectus to find out how you can obtain a copy of these reports.

Meritage Growth Equity Fund – Institutional Class

(For a share outstanding during the period)

	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.95	$10.00

Income from investment operations:
Net investment income	0.01	0.01
Net realized and unrealized gain on investments	0.36	0.94

Total from investment operations	0.37	0.95

Less distributions to shareholders:
From net investment income	(0.01)	—
From net realized gains	(0.11)	—

Total distributions	(0.12)	—

Net asset value, end of period	$11.20	$10.95

Total Return (b)	3.38%	9.50	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$13,331	$10,642
Ratio of net expenses to average net assets	1.00%	1.00	% (d)
Ratio of expenses to average net assets before waiver	1.66%	3.49	% (d)
Ratio of net investment income to average net assets	0.08%	0.22	% (d)
Portfolio turnover rate	84%	94	% (c)

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

Meritage Growth Equity Fund – Investor Class

(For a share outstanding during the period)

	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.92	$10.00

Income from investment operations:
Net investment income (loss)	(0.02)	—	(b)
Net realized and unrealized gain on investments	0.37	0.92

Total from investment operations	0.35	0.92

Less distributions to shareholders:
From net investment income	(0.01)	—
From net realized gains	(0.11)	—

Total distributions	(0.12)	—

Net asset value, end of period	$11.15	$10.92

Total Return (c)	3.17%	9.20	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$164	$136
Ratio of net expenses to average net assets	1.25%	1.25	% (e)
Ratio of expenses to average net assets before waiver	1.91%	3.32	% (e)
Ratio of net investment income (loss) to average net assets	(0.17)%	0.01	% (e)
Portfolio turnover rate	84%	94	% (d)

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Amount is less than $0.01.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

Meritage Value Equity Fund – Institutional Class

(For a share outstanding during the period)

	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014 (a)
Selected Per Share Data:
Net asset value, beginning of period	$11.00	$10.00

Income from investment operations:
Net investment income	0.10	0.04
Net realized and unrealized gain on investments	0.01 (b)	0.96

Total from investment operations	0.11	1.00

Less distributions to shareholders:
From net investment income	(0.04)	—
From net realized gains	(0.07)	—

Total distributions	(0.11)	—

Net asset value, end of period	$11.00	$11.00

Total Return (c)	0.94%	10.00	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$11,321	$9,673
Ratio of net expenses to average net assets	1.00%	1.00	% (e)
Ratio of expenses to average net assets before waiver	1.66%	3.58	% (e)
Ratio of net investment income to average net assets	0.96%	0.86	% (e)
Portfolio turnover rate	62%	50	% (d)

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

Meritage Value Equity Fund – Investor Class

(For a share outstanding during the period)

	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.98	$10.00

Income from investment operations:
Net investment income	0.07	0.02
Net realized and unrealized gain on investments	0.01 (b)	0.96

Total from investment operations	0.08	0.98

Less distributions to shareholders:
From net investment income	(0.03)	—
From net realized gains	(0.07)	—

Total distributions	(0.10)	—

Net asset value, end of period	$10.96	$10.98

Total Return (c)	0.68%	9.80	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$10	$9
Ratio of net expenses to average net assets	1.25%	1.25	% (e)
Ratio of expenses to average net assets before waiver	1.91%	9.87	% (e)
Ratio of net investment income to average net assets	0.74%	0.64	% (e)
Portfolio turnover rate	62%	50	% (d)

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

Meritage Yield-Focus Equity Fund – Institutional Class

(For a share outstanding during the period)

	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014 (a)
Selected Per Share Data:
Net asset value, beginning of period	$11.27	$10.00

Income from investment operations:
Net investment income	0.33	0.10
Net realized and unrealized gain (loss) on investments	(1.71)	1.17

Total from investment operations	(1.38)	1.27

Less distributions to shareholders:
From net investment income	(0.41)	—
From net realized gains	(0.03)	—
From return of capital	(0.01)	—

Total distributions	(0.45)	—

Net asset value, end of period	$9.44	$11.27

Total Return (b)	(12.56)%	12.70	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$28,316	$26,436
Ratio of net expenses to average net assets	1.00%	1.00	% (d)
Ratio of expenses to average net assets before waiver	1.44%	2.62	% (d)
Ratio of net investment income to average net assets	3.17%	2.70	% (d)
Portfolio turnover rate	86%	63	% (c)

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

Meritage Yield-Focus Equity Fund – Investor Class

(For a share outstanding during the period)

	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014 (a)
Selected Per Share Data:
Net asset value, beginning of period	$11.25	$10.00

Income from investment operations:
Net investment income	0.29	0.01
Net realized and unrealized gain (loss) on investments	(1.70)	1.24

Total from investment operations	(1.41)	1.25

Less distributions to shareholders:
From net investment income	(0.38)	—
From net realized gains	(0.03)	—
From return of capital	(0.01)	—

Total distributions	(0.42)	—

Net asset value, end of period	$9.42	$11.25

Total Return (b)	(12.85)%	12.50	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$10,708	$2,627
Ratio of net expenses to average net assets	1.25%	1.25	% (d)
Ratio of expenses to average net assets before waiver	1.69%	2.46	% (d)
Ratio of net investment income to average net assets	2.84%	2.26	% (d)
Portfolio turnover rate	86%	63	% (c)

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

FOR MORE INFORMATION

You can find additional information about the Funds in the following documents:

Annual and Semi-Annual Reports: While the Prospectus describes each Fund’s potential investments, the Annual and Semi-Annual Reports detail each Fund’s actual investments as of the report dates. The reports include a discussion by management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains additional information about each Fund and its investment restrictions, risks, policies, and operations, including each Fund’s policies and procedures relating to the disclosure of portfolio holdings. A current SAI for the Funds is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and the Funds’ Annual and Semi-Annual Reports, and request other information about a Fund or make shareholder inquiries, in any of the following ways:

On the Internet:	Download these documents from the Funds’ Internet site at: www.meritageportfoliofunds.com

By Telephone:	Call Shareholder Services at (855) 261-0104

By Mail:	Send a written request to: Meritage Portfolio Management Funds c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110

You may review and copy information about each Fund (including the SAI and other reports) at the SEC Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about each Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Meritage Portfolio Management Funds

Investment Company Act No. 811-22895

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

Meritage Growth Equity Fund

Institutional Shares - MPGIX

Investor Shares – MPGEX

Meritage Value Equity Fund

Institutional Shares - MVEBX

Investor Shares – MPVEX

Meritage Yield-Focus Equity Fund

Institutional Shares - MPYIX

Investor Shares – MPYEX

Each a series of Capitol Series Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2015

This Statement of Additional Information (“SAI”) provides general information about the Meritage Growth Equity Fund, the Meritage Value Equity Fund, and the Meritage Yield-Focus Equity Fund (each a “Fund” and collectively, the “Funds”), each a series of the Capitol Series Trust (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated December 29, 2015 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. To obtain a copy of the Funds’ Prospectus, free of charge, please write the transfer agent at Huntington Asset Services, Inc., 2960 North Meridian Street, Indianapolis, Indiana 46208, call Shareholder Services at (855) 261-0104, or visit the Funds’ website at www.meritageportfoliofunds.com.

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DESCRIPTION OF THE TRUST AND FUNDS

A.	General Information

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (“Value Equity Fund”), and the Meritage Yield-Focus Equity Fund (“Yield-Focus Equity Fund”) were organized as a diversified series of Capitol Series Trust (the “Trust”) on September 27, 2013. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). Each Fund currently offers two classes of shares, Institutional Shares and Investor Shares. Meritage Portfolio Management, Inc. (the “Adviser”), serves as investment adviser to each Fund.

Expenses attributable to any series or class are borne by that series or class. Any general expenses of the Trust not readily identifiable as belonging to a particular series or class are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

No Fund issues share certificates. Rather, all shares are held in non-certificated form registered on the books of the Funds and Huntington Asset Services, Inc., the Funds’ transfer agent (the “Transfer Agent”) for the account of the shareholder.

B.	Shareholder Voting and Other Rights

The Trust Agreement permits the Trust’s Board of Trustees (the “Board”), without shareholder approval, to issue an unlimited number of shares of beneficial interest in separate series without par value and to divide series into classes of shares. The Board may from time to time, and without shareholder approval, divide or combine the shares of a Fund or class thereof into a greater or lesser number of shares of that Fund or class so long as the proportionate beneficial interest in the assets belonging to that Fund or class and the rights of shares of any other series or class are in no way affected.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund and in such dividends and distributions out of income belonging to that Fund as are declared by the Board.

Each Fund share has the same voting and other rights and preferences as any other shares of the Trust with respect to matters that affect the Trust as a whole. Each Fund or class thereof votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to that Fund or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the Investment Company Act of 1940, as amended (the “1940 Act”) requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those series or classes are entitled to vote on the matter.

Ohio law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share owned and fractional votes for each fractional share owns.

The Fund shares do not have cumulative voting rights, any preemptive or conversion rights, or any sinking fund provisions. Any Trustee may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.

The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected.

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C.	Redemptions

Voluntary Redemptions. A shareholder may redeem shares of a Fund class at the net asset value per share of that Fund class next-calculated after the Fund receives the shareholder’s redemption request in proper form.

Mandatory Redemption. Each share of each series and class thereof is subject to redemption by the Trust at the net asset value per share of that series or class next calculated: (1) after the Trustees determine, in their sole discretion, that failure to so redeem may have materially adverse consequences to any holders of Trust shares, or any series of class thereof or the applicable Fund or Fund class, or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the then current Prospectus of the Trust with respect to maintenance of shareholder accounts of a minimum amount.

D.	Termination or Reorganization

Termination. The Trust may be terminated at any time by an instrument executed by a majority of the Trustees then in office upon prior written notice to the Trust’s shareholders. Any series or class may be terminated at any time by an instrument executed by a majority of the Trustees upon prior written notice to the shareholders of that series or class.

Reorganization. The Trustees may sell, convey and transfer the assets of the Trust, or the assets belonging to any one or more series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to the Trust to be held as assets belonging to another series of the Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of the Trust, shares of such other series) with such transfer being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are being transferred. If required by the 1940 Act, any such transfer shall be subject to approval of the shareholders of the affected series.

In case of any liquidation of a series or class, the holders of shares of the series or class being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series or class.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Funds may make and some of the techniques they may use.

A.	American Depositary Receipts

Each Fund may gain exposure to foreign securities by purchasing American Depository Receipts (“ADRs”). Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issuers (see, “Foreign Securities” below).

Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company and evidence the right to receive securities of foreign issuers deposited in that U.S. bank. For purposes of each Fund’s investment policies, ADRs are deemed to be foreign securities and shall have the same classification as the underlying securities they represent. For example, an ADR representing ownership of common stock will be treated as common stock.

Depository receipt facilities may be established as either “unsponsored” or “sponsored.” While depository receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depository receipt holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored depository receipts generally bear all the costs of such facility. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to depository

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receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depository receipts.

Sponsored depository receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the depository receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository) although depository receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depository receipt holders at the request of the issuer of the deposited securities.

Depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in equity securities of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. Investing in securities of foreign companies involves certain considerations and risks that are not typically associated with investing in securities of U.S. domestic. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments. Political, economic or social instability or diplomatic developments may affect the value of the underlying foreign securities and consequently the price of the ADR.

Changes in the exchange rate of the local currency in which the underlying securities are valued versus the U.S. Dollar will affect the value of the ADR. If the exchange rate goes down, the value of the ADR will decrease. If the exchange rate does up, the value of the ADR will increase.

B.	Common Stock

Each Fund may invest in common stock. Common Stock is a type of equity security which represents an ownership interest in a corporation (including real estate investment trusts (“REITs”) discussed below) and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by a corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

C.	Foreign Securities

Each Fund may invest in equity securities of foreign companies that trade in the U.S. Foreign investments may be affected favorably or unfavorably by changes in currency rates. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies. Investments in foreign securities may also be subject to other risks different from those affecting U.S. companies, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and difficulty in enforcing legal rights outside the United States.

D.	Limited Partnerships

Each Fund may invest in limited partnerships that are not MLPs. The risks of investing in publicly traded limited partnerships that are not MLPs are generally the same as the risks of investing in the common stock of a corporation and the risks of investing in MLPs with the exception that MLPs often face additional risks inherent to investments in the energy industry and MLPs may be subject to additional qualification requirements under the IRC. In addition, many publicly traded limited partnerships that are not MLPs are treated as a corporation for tax purposes.

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E.	Other Investment Companies

Each Fund may invest in shares of other investment companies, including exchange-traded funds (“ETFs”). Yield-Focus Equity Fund may also invest in shares of business development companies (“BDCs”). BDCs are publicly-traded closed-end funds that seek capital appreciation and income by investing in smaller companies during their initial stages of development.

When a Fund invests in another investment company, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, a Fund will incur higher expenses, many of which may be duplicative to those paid the Fund. In addition, a Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). A Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Because a Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds.

In addition to risks generally associated with investments in investment company securities, ETFs and BDCs are subject to the following risks that do not apply to traditional mutual funds: (1) shares may trade at a market price that is above or below its net asset value; (2) an active trading market for shares may not develop or be maintained; (3) the ETF or BDC may employ an investment strategy that utilizes high leverage ratios; or (4) trading of shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

The structure of a closed-end fund poses additional risks to those that are involved when investing in most mutual funds and ETFs. For example, most closed-end funds leverage a higher percentage of their assets (that is, using borrowed money to buy additional assets). Leveraging can provide higher yields and potentially higher returns for closed-end fund investors, but it also increases overall risk and the volatility of the investment. Unlike mutual funds and ETFs, closed-end fund shares generally are not redeemable. Closed-end funds generally sell a fixed number of shares at one time (in the initial public offering), after which the shares typically trade on a secondary market, such as the New York Stock Exchange or the Nasdaq Stock Market. A closed-end fund is not required to buy its shares back from investors upon request. By comparison, mutual funds and ETFs issue securities redeemable at net asset value at the option of the shareholder (ETF shares are redeemable in large blocks) and typically engage in a continuous offering of their shares.

F.	Preferred Stock

The Yield-Focus Equity Fund may invest in convertible and non-convertible preferred stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Services, Inc. (“Moody’s”) although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Adviser expects, however, that generally the preferred stocks

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in which the Fund invests will be rated at least BB by S&P or Ba2 by Moody’s or, if unrated, of comparable quality in the opinion of the Adviser. Preferred stocks rated BB by S&P and Ba by Moody’s (Moody’s may subdivide rating categories further by adding a numerical designation) are regarded as predominantly speculative. Preferred stocks that are rated BBB- and above by S&P are considered investment grade of varying degrees while preferred stocks rated baa to a by Moody’s are considered medium grade preferred stocks while those rated aa and a are considered to be high grade and top quality preferred stocks, respectively.

G.	Real Estate Investment Trusts (“REITs”)

A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs invest in real estate mortgages and derive income primarily from interest payments. Hybrid REITs have characteristics of both Equity REITs and Mortgage REITs.

Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Mortgage REITs are subject to certain additional risks. Rising interest rates tend to extend the duration of the mortgage securities in which they invest, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. In addition, mortgage securities are subject to prepayment risk, which is the risk that when interest rates decline or are low but are expected to rise, borrowers may pay off their debts sooner than expected. This can reduce the returns of Mortgage REITs because the Fund will have to reinvest such prepaid funds at the lower prevailing interest rates. Mortgage securities are also subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

H.	Borrowing

Each Fund maintains a line of credit with the Trust’s custodian and may borrow up to 5% of its total assets on a temporary or emergency basis. Each Fund currently intends to use the line of credit to fund shareholder redemptions on an as needed basis.

Each Fund may also borrow money for other than temporary or emergency purposes from any bank in amounts up to 33 1/3% of total assets at the time of borrowing. If a Fund is able to realize a net return on its investment portfolio that is higher than the interest expense incurred from borrowing, the Fund’s use of leverage will result in a higher rate of return than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of borrowing and the yield to change so that rates involved in the borrowing arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the borrowing have been invested. To the extent that the interest expense involved in borrowing approaches the net return on a Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

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I.	Temporary Defensive Position

From time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, a Fund may hold all or a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.

To the extent consistent with its 80% Policy, a Fund also may invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The investment objective of a Fund may be changed immediately upon notice to shareholders without shareholder approval.

Certificates of Deposit. Each Fund may invest in certificates of deposit issued by national banks and state banks, trust companies and mutual savings banks, or banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

Commercial Paper. Each Fund may purchase commercial paper. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 or A-2 by Standard & Poor’s Ratings Group (“S&P”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”) or which, in the opinion of the Adviser, is of equivalent investment quality. Certain notes may have floating or variable rates. Unless deemed liquid by the Adviser variable and floating rate notes with a demand notice period exceeding seven days generally are considered illiquid and, therefore, subject to the Trust’s prohibition on illiquid investments (see “Investment Limitations” below).

Commercial paper rated A-1 (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2.

Repurchase Agreements. Each Fund may enter into repurchase agreements which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If a Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral. For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. government security subject to the repurchase agreement. Repurchase agreements are not considered to be the making of loans for purposes of a Fund’s fundamental investment limitations.

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Repurchase transactions also involve credit risk. Credit risk is the risk that a counter-party to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counter-party, the Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss of principal or a decline in interest payments regarding affected securities. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counter-party reduce counter-party insolvency risk.

U.S. Government Securities. U.S. Government Securities include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the “full faith and credit” of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Agencies or instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Funds are not guaranteed or backed by the United States Government.

STRIPS are U.S. Treasury bills, notes and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIP security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates.

STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIP security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

J.	Exchange Traded Notes

The Funds may invest in Exchange Traded Notes (“ETNs”). An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index. The value of an ETN will vary and will be influenced by its time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities, currency and commodities markets as well as changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. While ETNs are publicly traded on a U.S. securities exchange, a trading market may not develop limiting liquidity and adversely affecting the market

9

value of the ETN. An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its NAV; the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share. Although an ETN is a debt security, it is unlike a typical bond in that there are no periodic interest payments and principal is not protected. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

K.	Additional Disclosures

Each Fund has filed a notice with the National Futures Association claiming exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “Act”) and therefore the Fund is not subject to registration or regulation as a commodity pool operator under the Act.

INVESTMENT LIMITATIONS

A.	Fundamental Limitations

The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

Borrowing Money. No Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

Senior Securities. No Fund will issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Underwriting. No Fund will act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

Real Estate. No Fund will purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs).

Commodities. No Fund will purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, including commodities futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

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Loans. No Fund will make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

Diversification. With respect to 75% of its total assets, no Fund will purchase securities issued by any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or securities of other investment companies) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on each Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth above.

If a Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings), such borrowings will be reduced within three days, (not including Sundays and holidays) or such longer period as may be permitted by the 1940 Act, to the extent necessary to comply with the one-third limitation.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B.	Non-Fundamental

The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see “Investment Limitations—Fundamental” above).

Pledging. No Fund will mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

Borrowing. No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

Illiquid Securities. No Fund will invest greater than 15% of its net assets in illiquid or restricted securities.

Name Rule. Under normal circumstances, each Fund will invest at least 80% of its net assets (including borrowings for investment purposes, if any) in equity securities. Each of these Funds may invest in the applicable securities directly, or indirectly through other investment companies (including exchange-traded funds) that invest primarily in such securities. This investment policy may not be changed by a Fund without at least 60 days’ prior written notice in plain English to its shareholders.

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INVESTMENT MANAGEMENT

A.	General Information

Meritage Portfolio Management, Inc., 7500 College Boulevard, Suite 1212, Overland Park, Kansas, 66210 serves as the Funds’ investment adviser. Each of Mark E. Eveans and James M. Klein may be deemed to control the Adviser due to their respective ownership of more than 25% of the Adviser’s stock.

B.	Investment Advisory Agreement

Under the terms of the Investment Advisory Agreement with the Trust, the Adviser is primarily responsible for managing the Funds’ investments and providing a continuous investment program for the Funds, subject to the supervision of the Board. Each Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of average daily net assets of the Fund. The fee, if not waived, is assessed to each Fund class based on average daily net assets for the prior month.

The Adviser contractually has agreed to waive its management fee and/or to reimburse certain Fund operating expenses, but only to the extent necessary so that total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), any 12b-1 fees, taxes, extraordinary expenses not incurred in the ordinary course of the Fund’s business and any indirect expenses (such as fees and expenses incurred by other investment companies in which a Fund may invest) of a Fund do not exceed 1.00% of the Fund’s average daily net assets. The contractual agreement with respect to each Fund is in place through December 31, 2016.

For the fiscal years ended August 31, 2015, the fees for each Fund payable to the Adviser, the reductions attributable to contractual fee waivers and the net fees paid (reimbursed) with respect to the Funds were as follows:

Fund	Advisory Fees Payable	Reduction in Fee	Net Fee Paid (Reimbursed)
Growth Equity Fund	$94,780	($83,727)	$11,053
Value Equity Fund	$81,976	($72,434)	$9,542
Yield-Focus Equity Fund	$330,128	($190,960)	$139,168

The Investment Advisory Agreement was approved by the Board , including a majority of Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act, or interested parties to the Agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”), at an in-person meeting held on September 16, 2015. A discussion of the factors that the Board considered in approving the Investment Advisory Agreement is included in the Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2015.

If the Adviser ceases to act as investment adviser to any Fund or, if the Adviser requests in writing, the Trust shall take prompt action to change the name of any Fund to a name that does not include the term “Meritage.”

C.	Payments to Financial Institutions

The Adviser may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

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D.	The Portfolio Managers

Other Accountants Managed By Portfolio Managers. The Adviser’s Growth Equity, Value Equity, and Yield-Focus strategy teams develop and execute the investment programs of Growth Equity Fund, Value Equity Fund, and Yield-Focus Equity Fund. Adviser personnel that comprise these teams are as follows:

Growth Equity Fund	Value Equity Fund	Yield-Focus Equity Fund
Leonard C. Mitchell, CFA	Mark E. Eveans, CFA	Mark E. Eveans, CFA
Sharon L. Divine, CFA	Sharon L. Divine, CFA	Clint W. Anderson, CFA
John M. Wallis, CFA	John M. Wallis, CFA	Sharon L. Divine, CFA
John M. Wallis, CFA

The table below identifies, for each investment team member of a Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: other pooled investment vehicles and other accounts. The Funds’ investment team members do not manage any other registered investment companies or any accounts with performance-based advisory fees. Information in the table is shown as of August 31, 2015. Asset amounts are approximate and have been rounded.

Team Member	Pooled Investment Vehicles		Other Accounts
	Number	Market Value	Number	Market Value
Clint W. Anderson, CFA	1	7,671,189	265	211,386,626
Sharon L. Divine, CFA	5	80,255,131	926	741,797,330
Mark. E. Eveans, CFA	3	40,202,561	591	446,214,107
Leonard C. Mitchell, CFA	2	40,052,570	335	295,583,223
John M. Wallis, CFA	5	80,255,131	926	741,797,330

Compensation. Each strategy team member receives a fixed cash salary. The salary is based upon overall experience, job responsibilities and competitive market rates. Each team member is also eligible to receive an annual discretionary cash bonus. Bonuses are not based on the performance of any Fund or any other account, but are paid each year out of a pool comprised of the excess of aggregate revenues from all sources, less aggregate expenses, and are based on the Adviser’s evaluation of a team member’s overall contribution to the day-to-day operations of the Adviser. Each team member who has been employed for at least one year by the Adviser and meets other eligibility requirements is able to participate in the Adviser’s 401(k)/Profit Sharing Plan. Each team member’s entire compensation package is paid by the Adviser and not by any client account. A team member who is also an equity interest owner of the Adviser also received a percentage of the Adviser’s profits based on his/her equity interest.

Ownership of Fund Shares. As of August 31, 2015, each portfolio manager that retained decision making authority over a Fund’s management beneficially owned shares of each Fund as summarized in the following table:

Fund/Strategy Team Member	Dollar Range of Beneficial Ownership in the Corresponding Fund as of August 31, 2015
Growth Equity Fund
Leonard C. Mitchell, CFA	Over $100,000
Sharon L. Divine, CFA	Over $100,000
John M. Wallis, CFA	$50,001 - $100,000
Value Equity Fund
Mark E. Eveans, CFA	Over $100,000
Sharon L. Divine, CFA	Over $100,000
John M. Wallis, CFA	$50,001 - $100,000
Yield-Focus Equity Fund
Mark E. Eveans, CFA	Over $100,000
Clint W. Anderson, CFA	Over $100,000
Sharon L. Divine, CFA	Over $100,000
John M. Wallis, CFA	$10,001 - $50,000

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Potential Conflicts of Interest. As a general matter, certain actual or apparent conflicts of interest may arise in connection with a strategy team member’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the team member is responsible, on the other. For example, the management of multiple accounts may result in a team member devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a team member spends on a single portfolio, it does periodically assess whether a team member has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. Moreover, variances in advisory fees charged from account to account may create an incentive for a team member to devote more attention to those accounts that pay higher advisory fees. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include those relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.

TRUSTEES AND OFFICERS

A.	General Information

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is R. Jeffrey Young, who is an “interested person” of the Trust (“Interested Trustee”), as that term is defined under the 1940 Act. No Independent Trustees has been designated as a lead Independent Trustee.

Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 75, death, resignation or removal. Officers are re-elected annually by the Board. The address of each Trustee and officer is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

As of the date of this SAI, the Trustees oversee the operations of 6 series.

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young* Age: 51 CHAIRMAN OF THE BOARD AND TRUSTEE Began Serving: September 2013

Principal Occupation(s): President, Huntington Asset Services, Inc. (Trust administrator, fund accountant and transfer agent) (April 2015 to present); President, Unified Financial Securities, Inc. (July 2015 to present) (Trust Distributor); Chairman of the Board, Valued Advisers Trust (June 2010 to present); Chief Executive Officer and President, Valued Advisers Trust (January 2010 to present).

Previous Position(s): Senior Vice President, Huntington Asset Services, Inc. (January 2010 to April 2015); Chief Executive Officer, The Huntington Funds (February 2010 to April 2015); Chief Executive Officer, Huntington Strategy Shares (November 2010 to April 2015); President and Chief Executive Officer, Dreman Contrarian Funds (March 2011 to February 2013); Independent Chair, Valued Advisers Trust (August 2008 to January 2010); Managing Director, WealthStone (investment adviser) (2007 to 2009); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

*	Mr. Young is deemed an Interested Trustee because he is President and a Board Member of Unified Financial Securities, Inc., the Trust’s distributor (the “Distributor”).

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Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 70 TRUSTEE Began Serving: November 2013	Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); Chief Financial Officer, East West Private, LLC (consulting firm) (March 2009 to present).

Mary M. Morrow Age: 57 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Vice President, Strategic Initiatives, Gateway Heath (January 2015 to present).

Previous Position(s): Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Age: 39 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: September 2013

Principal Occupation(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (2008 to present).

Previous Position(s): Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 35 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (January 2011 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present).

Previous Position(s): Assistant Treasurer, Unified Series Trust (2011 to August 2014); Supervisor, Citi Fund Services Ohio, Inc. (2007 to 2011).

John C. Swhear Age: 54 CHIEF COMPLIANCE OFFICER AND ANTI-MONEY LAUNDERING OFFICER Began Serving: September 2013

Principal Occupation(s): Director, Huntington Asset Services, Inc. (July 2014 to present); Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc. (April 2007 to present); Chief Compliance Officer of Unified Financial Securities, Inc. (the Distributor) (May 2007 to present) and Director of Unified Financial Securities, Inc. (July 2014 to present); President of the Unified Series Trust (March 2012 to present); and Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of Valued Advisers Trust (August 2008 to present to present).

Previous Position(s): Secretary, The Huntington Funds (April 2010 to February 2012); President and Chief Executive Officer of Dreman Contrarian Funds (March 2010 to March 2011); Vice President (2007 to March 2010) and Acting Chief Executive Officer (March 2008 to March 2010), Dreman Contrarian Funds; Senior Vice President, Unified Series Trust (May 2007 to March 2012).

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Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Stacey Havens Age: 50 VICE PRESIDENT Began Serving: September 2013	Principal Occupation(s): Vice President, Huntington Asset Services, Inc. (July 1993 to present).

Tiffany R. Franklin Age: 40 SECRETARY Began Serving: December 2015

Principal Occupation(s): Paralegal, Huntington Asset Services, Inc. (April 2012 to present); Secretary, The Huntington Funds (December 2015 to present); Secretary, Huntington Strategy Shares (December 2015 to present).

Previous Position(s): Assistant Secretary, Capitol Series Trust (September 2013 to December 2015); Assistant Secretary, The Huntington Funds, (November 2012 to December 2015); Assistant Secretary, Huntington Strategy Shares (November 2012 to December 2015); Florida Registered Paralegal, Anton Legal Group (February 2007 to June 2011); previously employed as a Paralegal in various capacities for private practice law firms in Indiana.

B.	Qualifications of the Trustees

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

R. Jeffrey Young – Mr. Young has over 20 years of experience in the financial services industry, including as an officer and trustee of other mutual funds. He also has extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Young was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

Mr. Walter B. Grimm – Mr. Grimm has over 19 years of experience in the financial services industry, including as a trustee of other mutual funds and as the head of Client Services and Relationship Management areas for a mutual fund servicing company. Mr. Grimm was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations.

Ms. Mary M. Morrow – Ms. Morrow has over 25 years of experience in customer service, processing operations, and systems implementation experience both in the managed care and financial services arenas. Prior to work in the managed care arena, Mr. Morrow served as the Vice President in charge of Business Applications for a large mutual fund company and as a Senior Vice President of Transfer Agency Operations for a mutual fund services provider. Ms. Morrow was selected to serve as a Trustee of the Trust based primarily on her significant corporate experience as well as her operational knowledge of mutual fund operations.

C.	Risk Management

The overall management and affairs of the Trust are supervised by the Board. The Board consists of three individuals. The Trustees are fiduciaries and are governed by the laws of the State of Ohio in this regard. The Board establishes policies for the operation of the Trust and appoints the officers who conduct the daily business of the Trust. The Board provides oversight over the management and operations of the Trust. The day-to-day responsibility for the management and operation of the Trust is the responsibility of various officers and service providers to the Trust and its individual series, such as the Adviser, Distributor, administrator, custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, administrator, custodian and Transfer Agent. The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In all cases, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

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The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. The Board is comprised of two Independent Trustees – Mr. Walter Grimm and Ms. Mary Morrow – and one Interested Trustee – Mr. R. Jeffrey Young. Accordingly, two-thirds of the members of the Board are Independent Trustees and are not affiliated with any investment adviser to the Trust or their respective affiliates or other service providers to the Trust or any Trust series. The Board has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail below. Each of the Audit Committee, Nominating Committee and Valuation Committee are comprised entirely of Independent Trustees.

As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, the Nominating Committee and the Valuation Committee as described below:

•	The Audit Committee consists of all of the Independent Trustees. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board.

•	The Nominating Committee consists of all of the Independent Trustees. The Nominating Committee is responsible for identifying and nominating Trustee candidates to the full Board. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of Capitol Series Trust.

•	The Valuation Committee consists of all of the Independent Trustees. The Valuation Committee is responsible for reviewing and approving fair valuation determinations.

The Audit Committee generally meets at least annually. The Audit Committee reviews reports provided by administrative service providers, legal counsel and independent accountants. The Nominating Committee and Valuation Committee meet as needed. The Committees report directly to the Board. During the Funds’ prior fiscal year-ended August 31, 2015, the Audit Committee met five times and the Valuation Committee and Nominating Committee met one time. The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee. In addition, the inclusion of all Independent Trustees as members of the Audit Committee, Nominating Committee and Valuation Committee allow all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes.

The Independent Trustees have engaged their own independent legal counsel to provide advice on regulatory, compliance and other topics. In addition, the Board has engaged on behalf of the Trust a full-time Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks. He reports to the Board at least quarterly any material compliance items that have arisen, and annually he provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub-advisers. Periodically the CCO provides reports to the Board that:

•	Assess the quality of the information the CCO receives from internal and external sources;

•	Assess how Trust personnel monitor and evaluate risks;

•	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;

•	Consider feedback from and provide feedback regarding critical risk issues to administrative and advisory personnel responsible for implementing risk management programs; and

•	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

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The Trustees meet on a quarterly basis, typically for 1-2 days of meetings. Trustees also participate in special meetings and conference calls as needed. In addition to Board meetings, Trustees may participate in teleconferences to review and discuss 15(c) materials, and to interview advisers and sub-advisers whose contracts are up for renewal at the next regularly scheduled Board meeting. Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the series of the Trust:

•	Fund Performance/Morningstar Report/Portfolio Manager’s Commentary

•	Code of Ethics review

•	NAV Errors, if any

•	Distributor Compliance Reports

•	Timeliness of SEC Filings

•	Dividends and other Distributions

•	List of Brokers, Brokerage Commissions Paid and Average Commission Rate

•	Review of 12b-1 Payments

•	Multiple Class Expense Reports

•	Anti-Money Laundering/Customer Identification Reports

•	Administrator and CCO Compliance Reports

•	Market Timing Reports

From time to time, one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board meetings to discuss various topics.

The Board has not adopted a formal diversity policy. When soliciting future nominees for Trustee, the Nominating Committee will make efforts to identify and solicit qualified minorities and women.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; and the distribution arrangements the funds. At least annually, the Board conducts an assessment of the Board’s and their individual effectiveness in overseeing the Trust. Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Trust or any of its service providers.

Based on the qualifications of each of the Trust’s Trustees and officers, the risk management practices adopted by the Board, including a regular review of several compliance and operational reports, and the committee structure adopted by the Board, the Trust believes that its leadership is appropriate.

D.	Trustee Ownership of Shares of a Fund and of the Fund Complex

The following table provides information regarding shares of the Funds and other portfolios of the Trust owned by each Trustee as of August 31, 2015.

Trustee	Dollar Range of a Funds’ Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
R. Jeffrey Young
Growth Equity Fund	None	None
Value Equity Fund	None	None
Yield-Focus Equity Fund	$1 - $10,000	$1 - $10,000
Independent Trustees
Walter B. Grimm
Growth Equity Fund	None	None
Value Equity Fund	None	None
Yield-Focus Equity Fund	$1 - $10,000	$1 - $10,000

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Mary M. Morrow
Growth Equity Fund	None	None
Value Equity Fund	None	None
Yield-Focus Equity Fund	None	None

**	The Trust currently consists of 6 series.

Set forth below is the annual compensation paid to the Independent Trustees and by the Trust on an aggregate basis. No Interested Trustee or officer receives compensation from the Trust although all Trustee and officer travel expenses incurred to attend Board and committee meetings are reimbursed. Trustees’ fees and Trustee and officer reimbursable travel expenses are Trust expenses and each Fund incurs its share of such expenses, which are allocated among the Funds in such manner as the Trustees determine to be fair and equitable.

Trustee	Compensation from Growth Equity Fund	Compensation from Value Equity Fund	Compensation from Yield- Focus Equity Fund	Total Compensation From Trust
Interested Trustee
R. Jeffrey Young	None	None	None	None
Independent Trustees
Walter B. Grimm	$684	$684	$685	$8,200
Mary M. Morrow	$684	$684	$685	$8,200

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 1, 2015, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of each Fund and each Fund class.

As of December 1, 2015, certain shareholders of record owned 5% or more of a Fund class. These shareholders and any shareholder known by the Fund to own 5% or more of the Fund class are listed in the table below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

5% Shareholders	Name and Address	Shares	% of Class
Growth Equity Fund
Institutional Shares	Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 101 Montgomery St San Francisco CA, 94104-4122	550,539.514	42.39%
	NFS LLC FEBO None Midwest Trust Company 5901 College Blvd STE 100 Overland Park KS, 66211-	737,926.144	56.81%
Investor Shares	NFS LLC FEBO None William Ernst U A 12 02 1997 32811 Middlebelt Rd STE F Farmington Hills MI, 48334-	2,302.026	15.60%

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5% Shareholders	Name and Address	Shares	% of Class
	NFS LLC FEBO None FMTC TTEE UAL MGMT Salary FBO Ronald S Italiano 570 Saratoga Cir Algonquin IL, 60102	859.107	5.82%
	Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 101 Montgomery St San Francisco CA, 94104-4122	6,981.236	47.30%
	NFS LLC FEBO None William Ernst HELLEV 32811 Middlebelt Rd STE F Farmington Hills MI, 48334-	3,405.073	23.07%
	TD Ameritrade for the Exclusive Benefit Of Our Clients PO BOX 2226 Omaha NE, 68103-2226	851.064	5.77%
Value Equity Fund
Institutional Shares	Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 101 Montgomery St San Francisco CA, 94104-4122	458,235.045	39.56%
	NFS LLC FEBO None Midwest Trust Company 5901 College Blvd STE 100 Overland Park KS, 66211-	679,968.310	58.70%
Investor Shares	Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 101 Montgomery St San Francisco CA, 94104-4122	929.684	100.00%
Yield-Focus Equity Fund
Institutional Shares	NFS LLC FEBO None Midwest Trust Company 5901 College Blvd STE 100 Overland Park KS, 66211-	255,714.388	8.34%
	Capinco c/o US Bank NA P.O. Box 1787 Milwaukee, WI 53201-	470,230.161	15.34%
	NFS LLC FEBO None Midwest Trust Company 5901 College Blvd STE 100 Overland Park KS, 66211-	1,145,971.466	37.38%

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5% Shareholders	Name and Address	Shares	% of Class
	Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 101 Montgomery St San Francisco CA, 94104-4122	869,380.123	28.36%
Investor Shares	TD Ameritrade for the Exclusive Benefit Of Our Clients PO BOX 2226 Omaha NE, 68103-2226	1,004,891.358	88.10%

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of November 30, 2015, the following shareholders may be deemed to control a Fund. “Control” for this purpose is the ownership of more than 25% or more of the Fund’s voting securities. The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 25% or more of the outstanding shares of the Fund’s voting securities and the percentage of the outstanding shares held by such holders, as of November 30, 2015, is set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Fund	Name and Address	Shares	% of Fund
Growth Equity Fund
	Charles Schwab & Co., Inc. 101 Montgomery St San Francisco CA, 94104-4122	551,052.423	42.16%
	NFS LLC FEBO None Midwest Trust Company 5901 College Blvd STE 100 Overland Park KS, 66211	737,956.110	56.45%
Value Equity Fund
	Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 101 Montgomery St San Francisco CA, 94104-4122	456,123.395	39.44%
	NFS LLC FEBO None Midwest Trust Company 5901 College Blvd STE 100 Overland Park KS, 66211-	679,999.757	58.80%
Yield-Focus Equity Fund
	NFS LLC FEBO None Midwest Trust Company 5901 College Blvd STE 100 Overland Park KS, 66211-	1,129,183.874	26.97%

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate is calculated by dividing the lesser of long-term purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. Although a Fund’s annual portfolio turnover rate cannot be accurately predicted, the Adviser anticipates that each Fund’s portfolio turnover rate normally will be below 100%. A 100% turnover rate would

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occur if all of a Fund’s portfolio securities were replaced once within a one year period. High turnover involves correspondingly greater commission expenses and transaction costs, which will be borne directly by a Fund, and may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see “Taxes”).

No Fund intends to use short-term trading as a primary means of achieving its investment objectives. Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

For the fiscal year ended August 31, 2015, the Funds had portfolio turnover rates as follows:

Name of Fund	Fiscal Year Ended August 31, 2015
Growth Equity Fund	84%
Value Equity Fund	62%
Yield-Focus Equity Fund	86%

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of each Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of each Fund, adopted an anti-money laundering compliance program designed to prevent each Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Funds’ transfer agent, Huntington Asset Services, Inc., subject to oversight by the CCO and, ultimately, by the Board.

When you open an account with a Fund, the transfer agent will request that you provide your name, physical address, date of birth, Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow a Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to confirm the identity of all persons opening an account with each Fund. Each Fund reserves the right to (1) refuse, cancel or rescind any purchase order, (2) freeze any account and/or suspend account activities, or (3) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken upon authorization of the Trust’s anti-money laundering officer if they are deemed to be in the best interest of the applicable Fund, or in cases where the applicable Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to a Fund and/or the other accounts over which it exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if each determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction, or the Adviser’s overall responsibilities with respect to each Fund and to other accounts over which it exercises investment discretion.

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Research services include securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to a Fund. For the fiscal year ended August 31, 2015, the Adviser directed the following amounts in brokerage transactions to brokers on the basis of research services provided by such brokers to the Adviser:

	Value of Transactions	Total Commissions
Meritage Growth Equity Fund	$22,762,583	$17,141
Meritage Value Equity Fund	$13,731,814	$13,805
Meritage Yield-Focus Equity Fund	$90,249,631	$160,815

Purchases and sales of equity securities traded on an exchange are typically executed through broker-dealers that charge a commission. Commission rates are negotiable. Over-the-counter equity transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The following brokerage commissions were paid by the Funds for the fiscal year ended August 31, 2015:

	Growth Equity Fund	Value Equity Fund	Yield-Focus Equity Fund
Brokerage Commissions Paid	$17,021	$13,085	$160,845

None of the Funds owned securities of regular broker/dealers as of the fiscal year ended August 31, 2015. During the most recent fiscal year ended August 31, 2015, the Funds did not pay any commissions to affiliates.

CODE OF ETHICS

The Trust, the Adviser, and the Fund’s principle underwriter have each adopted a Code of Ethics (the “Codes”) pursuant to Rule 17j-1 of the 1940 Act and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940, as amended. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by a Fund. You may obtain copies of the Codes from the Trust, free of charge, by calling Shareholder Services at (855) 261-0104.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. A Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. Each Fund may also post its top ten portfolio positions as well as certain other portfolio characteristics such as sector or geographic weightings as of each month end on its website at www.meritageportfoliofunds.com within 30 days of that month end. Each Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Distributor, Transfer Agent, fund accountant, administrator and custodian. A Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements with the Fund and their agents, and prospective or newly hired third party servicing agents including investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom

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the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective third party servicing agents without any time lag. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (1) confidentiality clauses in written agreements, (2) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (3) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), or (4) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Trust does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Additionally, each Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to each Fund. In these instances, portfolio holdings as of a month end will be supplied within approximately 25 days after that month end. The Rating Agencies may make a Fund’s top portfolio holdings and other portfolio characteristics available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither a Fund, the Adviser, nor any of their affiliates receives any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. Prior to disclosing portfolio holdings information to Rating Agencies, the CCO must find that: (1) the Fund has a legitimate business purpose for releasing the information in advance of release to all shareholders or the general public; and (2) the disclosure is in the best interests of shareholders.

Upon approval of the CCO, a Fund may also disclose portfolio information pursuant to regulatory request, court order or other legal proceeding.

The Trustees have adopted Portfolio Holdings Disclosure Policies (“Disclosure Policies”) detailing the circumstances under which a Fund’s portfolio holdings may be disclosed to third parties. The Disclosure Policies permit each Fund to adopt its own portfolio holdings disclosure policies, as set forth herein, that are consistent with the Disclosure Policies (“Fund Policies”). Prior to approving the Disclosure Policies and the Fund Policies, the Trustees considered the circumstances under which a Fund may disclosure its portfolio holdings as well as conflicts of interest between the Fund’s shareholders and the Adviser, the Distributor, or any affiliated person of the Fund, the Adviser, and Distributor resulting from such disclosures (“Conflicts”), and determined that the disclosure of portfolio holdings information under such circumstances were in the best interests of the Fund.

Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the CCO and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which it intends to disclose a Fund’s portfolio holdings to the CCO, who will review such arrangement and any Conflicts to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser and any of their affiliated persons are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, a Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

To oversee the Disclosure Policies and the Fund Policies, the Trustees consider reports and recommendations by the CCO regarding the adequacy and implementation of the compliance programs of the Trust and its service procedures adopted pursuant to Rule 38a-1 under the 1940 Act. The Trustees reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion

DETERMINATION OF NET ASSET VALUE

You may purchase or redeem shares of a Fund class, or exchange shares of a Fund class for shares of the same class of another Fund (e.g. redeem shares of one Fund class and by shares of the same class of another Fund), at the net asset value of those shares next calculated after the Transfer Agent receives your request in proper form. For information concerning the purchase, redemption, and exchanges of Fund shares, see “How to Buy Shares,” “How to Redeem Shares,” and “Exchange Privileges” in the Funds’ Prospectus. For a description of the methods used to determine the share price and value of a Fund’s assets, see “Determination of Net Asset Value” in the Funds’ Prospectus and in this SAI.

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Each Fund may authorize one or more brokers and other intermediaries to receive, on its behalf, purchase and redemption orders. Such brokers would be permitted to designate other intermediaries to receive purchase and redemption orders on behalf of such Fund. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the applicable Fund’s net asset value next computed after the orders are received by an authorized broker or such broker’s authorized designee, and accepted by the Fund.

The price (net asset value) of the shares of a Fund class is determined as of the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m., Eastern time on each day the Trust is open for business. The Trust is open for business on every day on which the NYSE is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Equity securities generally are valued by using market quotations furnished by a pricing service. An exchange-traded security is generally valued by the pricing service at the last quoted sale price provided by market in which the security principally trades. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined in good faith according to procedures established by and subject to review by the Board. The Board annually approves the pricing services used by the fund accounting agent. A Pricing Committee is convened to determine a security’s fair value, as needed. Fair valued securities held by a Fund (if any) are reviewed by the Board on a quarterly basis.

The NAV per share of each Fund class is determined by taking the market value of that Fund class’ total assets (including interest and dividends accrued but not yet received), subtracting the class’ liabilities (including accrued expenses), and then dividing the result (net assets) by the number of outstanding shares of the Fund class at such time.

Net Asset Value Per Share	=	Net Assets
Shares Outstanding

REDEMPTION IN-KIND

No Fund intends to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, pursuant to an election filed by the Trust under Rule 18f-1 of the 1940 Act, each Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund.

STATUS AND TAXATION OF THE FUNDS

Each Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

If a Fund does qualify as a RIC but (in a particular calendar year) distributes less than 98% of its ordinary income and 98.2% of its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount

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actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund. In such event, dividend distributions would be taxable to shareholders to the extent of the applicable Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, a Fund must, among other requirements:

•	Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits (the “Asset Diversification Requirement”); and

•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

Pursuant to the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), if a Fund fails the Income Requirement test for a taxable year, it will nevertheless be considered to have satisfied the test for such year if (1) the Fund satisfies certain procedural requirements and (2) the Fund’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect. However, in such case, a tax is imposed on the Fund for the taxable year in which, absent the application of this provision, it would have failed the gross income test equal to the amount by which (1) the Fund’s non-qualifying gross income exceeds (2) one-ninth of the Fund’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, if a Fund fails the Asset Diversification Requirement test as of the end of a quarter, it will nevertheless be considered to have satisfied the test as of the end of such quarter in the following circumstances. If the Fund’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (1) one percent of the total value of the Fund’s assets at the end of such quarter and (2) $10,000,000 (a “de minimis failure”), the Fund will be considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter in a case that does not constitute a de minimis failure, a Fund will nevertheless be considered to have satisfied the asset diversification test as of the end of such quarter if (1) the Fund satisfies certain procedural requirements; (2) the Fund’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (3) within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test. However, in this case, a tax is imposed on the Fund, at the current rate of 35%, on the net income generated by the assets that caused the Fund to fail the asset diversification test during the period for which the asset diversification test was not met. However, in all events, such tax will not be less than $50,000.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends a Fund pays (other than capital gain distributions and any dividends received from any REIT in which the Fund invests) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

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If you are a non-retirement plan holder, the appropriate Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, a Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses incurred generally may be carried forward to offset any capital gains. Capital losses, if any, incurred by a Fund in taxable years beginning on or after April 1, 2011 will have an indefinite carryover period pursuant to the provisions of the Modernization Act and must be utilized prior to pre-enactment loss carryforwards.

Investments in MLPs. The Yield-Focus Equity Fund may invest up to 25% of its total assets in MLPs. In general, a MLP is taxed as a corporation for income tax purposes. However, if the MLP derives at least 90% of its gross income from Qualifying Income each taxable year, then the MLP will be taxed as a partnership for income tax purposes. For these purposes, Qualifying Income includes interest, dividends, real estate rents, gain from the sale of real estate, certain income and gain from commodities and commodity futures, and income and gain from certain mineral and natural resources activities.

If an MLP is treated as a partnership, then for each tax year, the MLP will allocate its net profits and net losses (and corresponding tax items) to its partners in accordance with its partnership agreement. The allocation occurs whether or not the MLP makes a distribution to its partners. Each partner will report its share of the tax items on its income tax return. If an MLP makes a cash distribution to a partner, then the partner recognizes no income from the distribution if the amount of the distribution is equal to or less than the partner’s adjusted tax basis in its ownership interest. Any cash distributed in excess of the partner’s adjusted tax basis is taxed as capital gain. A partner’s adjusted tax basis in its partnership interest is the value of its initial contribution to the MLP. Each year, the adjusted tax basis is adjusted upwards for the allocation of income and is adjusted downwards for distributions and the allocation of losses and deductions. In general, any gain or loss from the sale of an ownership interest in a MLP is capital gain or loss. However, some of the gain may be ordinary income if the MLP holds certain ordinary income producing assets, such as depreciable tangible personal property and contracts.

The foregoing is only a summary of some of the important federal income tax considerations affecting a Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of each Fund’s investments. The custodian acts as each Fund’s depository, safekeeps each Fund’s portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. The custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Huntington Asset Services, Inc. (“Huntington”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc., the Distributor. Huntington and the Distributor each operates as a wholly-owned subsidiary of Huntington Bancshares, Inc.

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For its custodial services, the custodian receives a monthly fee from each Fund based on the market value of the assets under custody. The monthly fee is equal to an annual rate: of 0.0075% of the first $100 million of Funds’ market value; 0.0050% of the Funds’ market value in excess of $150 million. The custodian also receives asset-based administration and safekeeping fees for securities custodied outside the U.S. as well as various transaction-based fees. The fees paid to the custodian by each Fund are subject to a $350 monthly minimum fee per Fund account.

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TRANSFER AGENT, FUND ACCOUNTING AGENT, AND ADMINISTRATOR

Under the terms of a Mutual Fund Services Agreement between the Trust and Huntington Asset Services, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana, 46208, Huntington serves as Transfer Agent and shareholder services agent, fund accounting agent, and administrator for the Funds. Huntington is a wholly-owned subsidiary of Huntington Bancshares, the parent company of the Distributor and the custodian.

As transfer agent and shareholder services agent, Huntington maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. As fund accounting agent, Huntington calculates the daily net asset value per share and maintains the financial books and records of each Fund. As administrative services agent for the Trust, Huntington supplies non-investment related administrative and compliance services for each Fund. Huntington prepares tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board.

For its transfer agency services to the Funds, Huntington receives a yearly fixed amount per shareholder account, subject to yearly minimum fees per portfolio and/or share class. Huntington is also entitled to receive additional amounts that may be activity or time-based charges, account/transaction fees related to the administration of the Trust’s Anti-Money Laundering Compliance Program plus reimbursement for out-of-pocket expenses. For its administration/fund accounting services to the Funds, Huntington receives a monthly fee equal to 0.12% of the first $100 million in the Funds’ average daily net assets; 0.08% of the Funds’ average daily net assets from $100 million to $250 million; 0.05% of the Funds’ average daily net assets over $250 million to $1 billion; and 0.025% of the Funds’ average daily net assets over $1 billion (subject to minimum annual fees per Fund or share class). In addition, the Funds pays Huntington’s out-of-pocket expenses including, but not limited to, literature fulfillment services; statement, confirmation and tax form production; record storage, telephone and mailing charges, bank fees; special reports; and edgarization fees.

For the fiscal year ended August 31, 2015, the transfer agent, accounting and administration fees paid by each Fund were as follows:

Fund	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
Growth Equity Fund	$14,795	$13,922	$21,134
Value Equity Fund	$12,453	$11,833	$17,998
Yield-Focus Equity Fund	$52,118	$47,745	$72,368

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of KPMG LLP, 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215, has been selected as the Independent Registered Public Accounting Firm for each Fund for its fiscal year ending August 31, 2016. KPMG LLP provides audit services, tax return preparation and assistance, and audit-related services in connection with certain SEC filings.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, is the exclusive agent for distribution of shares of each Fund. Certain officers of the Trust also are officers of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor.

The Distributor is obligated to sell the shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

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Distribution Plan – Investor Shares

Each Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Investor Shares. The Plan will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board, including a majority vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

Under the Plan, the Investor Shares of each Fund pays an aggregate fee to the Distributor, the Adviser or other financial institutions of up to 0.25% of the Investor Shares’ average daily net assets for the promotion and distribution of the Fund’s Investor Shares and/or the provision of shareholder services to the Investor Shares shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of Investor Shares, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Because these fees are an ongoing expense, over time they reduce the net investment results of the Investor Shares of a Fund and may cost more than paying other types of sales charges. Mr. Young may be deemed to have an interest in the operations of the Plan as a Principal of the Distributor.

The Plan is a compensation plan, which means that compensation is provided regardless of whether 12b-1 Expenses are actually performed. Accordingly, the 12b-1 Expenses of the Investor Shares of a Fund may be less than fees paid out by the class under the Plan.

The Trustees expect that the Plan will significantly enhance the Fund’s ability to expand distribution of the Investor Shares of each Fund. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

The following chart indicates the principal type of activities for which 12b-1 fees were used by the fiscal year ended August 31, 2015:

Fund Name	Total 12b-1 Fees Paid to Distributor	Payments for Compensation to Broker- Dealers
Growth Equity Fund Investor Shares	$420	$420
Value Equity Fund Investor Shares	$22	$22
Yield-Focus Equity Fund Investor Shares	$35,435	$35,435

PROXY VOTING POLICIES

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser. In each case, proxies will be voted in accordance with the Adviser’s proxy voting policy, subject to the supervision of the Board.

The Trust’s policy provides that if a proxy proposal raises a material conflict of interest between the interests of the Adviser, the Trust’s principal underwriter, or an affiliated person of the Fund, the Adviser or a principal underwriter and that of the Fund (a “Conflict”), the Adviser shall resolve such conflict by: (1) voting the proxy consistent with a pre-determined voting policy for various types of proposals (“Pre-Determined Voting Policy”) if the Adviser has little or no discretion to deviate from such policy with respect to the proposal in question; or (2) disclosing the conflict to the Board and obtain the Board’s consent to the proposed vote prior to voting on such proposal if the Adviser has discretion to deviate from its Pre-Determined Voting Policy or does not maintain a Pre-Determined Voting Policy. Under the policy, the Board may vote a proxy subject to a Conflict disclosed by the Adviser based on the recommendation of an independent third party.

The Adviser’s proxy voting policies and procedures state that it relies on its proxy administrator to make the final decision on how to cast proxy votes consistent with the Adviser’s proxy voting procedures. When exercising its voting responsibilities, the Adviser generally votes with management on routine matters that are not expected to have a significant economic impact on the company and/or its shareholders. Regarding governance matters, the Adviser generally will support proposals that foster good corporate governance practices. The Adviser considers the

30

following factors when developing a position on special interest issues: (1) the long-term benefit to the shareholders of promoting corporate accountability and responsibility on social issues; (2) management’s responsibility with respect to special interest issues; (3) any economic costs and restrictions on management; and (4) the responsibility of the Adviser to vote proxies for the greatest long-term shareholder value.

FINANCIAL STATEMENTS

The audited financial statements of the Funds for the fiscal year ended August 31, 2015, and the report of KPMG LLP, independent registered public accounting firm, are incorporated herein by reference to the Trust’s Annual Report to Shareholders for the fiscal year ended August 31, 2015, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting Shareholder Services at (855) 261-0104 or upon written request to Huntington Asset Services, Inc., 2960 North Meridian Street, P.O. Box 6110, Indianapolis, Indiana 46208.

31

PART C: OTHER INFORMATION

Item 28.	Exhibits
(a)(1)	Agreement and Declaration of Trust (“Trust Instrument”) as filed with the State of Ohio on September 27, 2013 (Exhibit incorporated herein by reference as filed to Registrant’s Initial Registration Statement on Form N-1A on October 1, 2013.)

(a)(2)	Amendment No. 1 to Trust Instrument as filed with the State of Ohio on November 13, 2013 (“Amendment No. 1”) (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(a)(3)	Amendment No. 2 to Trust Instrument as filed with the State of Ohio on December 2, 2013 (“Amendment No. 2”) (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(a)(4)	Amendment No. 3 to Trust Instrument as filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)

(a)(5)	Amendment No. 4 to Trust Instrument as filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 9 on October 13, 2015.)

(a)(6)	Amendment No. 5 to Trust Instrument as filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 9 on October 13, 2015.)

(b)(1)	By-Laws adopted as of September 18, 2013 (Exhibit incorporated herein by reference as filed to Registrant’s Initial Registration Statement on Form N-1A on October 1, 2013.)

(b)(2)	Amendment No. 1 to By-Laws adopted as of November 18, 2013 (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(c)	Instruments Defining Rights of Shareholders – incorporated by reference to the Trust Instrument, Amendment No. 1, Amendment No. 2, the By-Laws and Amendment No.1 to the By-Laws.

(d)(1)	Investment Advisory Agreement between the Registrant, on behalf of Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund, and Meritage Portfolio Management, Inc. (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(d)(2)	Investment Advisory Agreement between the Registrant, on behalf of First Security Municipal Bond Fund, and First Security Fund Advisers, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)

(d)(3)	Investment Advisory Agreement between the Registrant, on behalf of Fuller & Thaler Behavioral Core Equity Fund and Fuller & Thaler Asset Management, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)

(d)(4)	Form of Investment Advisory Agreement between the Registrant and Preserver Partners, LLC, on behalf of the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

(d)(5)	Form of Sub-Advisory Agreement between Preserver Partners, LLC and Semper Capital Management, L.P., on behalf of the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

(e)(1)	Distribution Agreement between the Registrant, on behalf of Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund, and Unified Financial Securities, Inc. (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

Item 28.	Exhibits
(e)(2)	Distribution Agreement between the Registrant, on behalf of the First Security Municipal Bond Fund, and Unified Financial Securities, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)

(e)(3)	Distribution Agreement between the Registrant, on behalf of Fuller & Thaler Behavioral Core Equity Fund, and Unified Financial Securities, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)

(e)(4)	Form of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., on behalf of the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)(1)	Custody Agreement between the Registrant and The Huntington National Bank, on behalf of Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund, (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(g)(2)	Custody Agreement between the Registrant and the Huntington National Bank, on behalf of the First Security Municipal Bond Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)

(g)(3)	Form of Custody Agreement between the Registrant and the Huntington National Bank, on behalf of the Fuller & Thaler Behavioral Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)

(g)(4)	Form of Custody Agreement between the Registrant and the Huntington National Bank, on behalf of the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

(h)(1)	Mutual Fund Services Agreement between the Registrant and Huntington Asset Services, Inc., on behalf of Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund, (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(h)(2)	Expense Limitation Agreement between the Registrant and Meritage Portfolio Management, Inc. with respect to Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(h)(3)	Mutual Fund Services Agreement between the Registrant and Huntington Asset Services, Inc., on behalf of First Security Municipal Bond Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)

(h)(4)	Expense Limitation Agreement between the Registrant and First Security Fund Advisers, Inc. with respect to First Security Municipal Bond Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)

(h)(5)	Mutual Fund Services Agreement between the Registrant and Huntington Asset Services, Inc., on behalf of Fuller & Thaler Behavioral Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)

Item 28.	Exhibits
(h)(6)	Expense Limitation Agreement between the Registrant and Fuller & Thaler Asset Management, Inc. with respect to Fuller & Thaler Behavioral Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)

(h)(7)	Form of Mutual Fund Services Agreement between the Registrant and Huntington Asset Services, Inc., on behalf of the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

(h)(8)	Form of Expense Limitation Agreement between the Registrant and Preserver Partners, LLC with respect to the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

(h)(9)	Form of Expense Limitation Agreement between the Registrant and Meritage Portfolio Management, Inc. with respect to Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund – filed herewith

(i)(1)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(i)(2)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)

(i)(3)	Opinion of Keating, Muething & Klekamp PLL as to the legality of the securities registered with regard to the Fuller & Thaler Behavioral Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 9 on October 13, 2015.)

(i)(4)	Opinion of Keating, Muething & Klekamp PLL as to the legality of the securities registered with regard to the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

(j)(1)	Consent of KPMG LLP – filed herewith

(k)	Omitted Financial Statements – not applicable.

(l)	Subscription Agreement (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(m)(1)	Rule 12b-1 Plan for Investor Shares of Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(m)(2)	Rule 12b-1 Plan for A Shares of First Security Municipal Bond Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)

(m)(3)	Rule 12b-1 Plan for A Shares of Fuller & Thaler Behavioral Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)

(m)(4)	Form of Rule 12b-1 Plan for Retail Shares of Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

Item 28.	Exhibits
(n)(1)	Rule 18f-3 Plan for Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(n)(2)	Rule 18f-3 Plan for First Security Municipal Bond Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)

(n)(3)	Rule 18f-3 Plan for Fuller & Thaler Behavioral Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)

(n)(4)	Rule 18f-3 Plan for Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(p)(2)	Code of Ethics of Meritage Portfolio Management, Inc. (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(p)(3)	Code of Ethics of Unified Financial Securities, Inc. (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(p)(4)	Code of Ethics of First Security Fund Advisers, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)

(p)(5)	Code of Ethics of Fuller & Thaler Asset Management, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 9 on October 13, 2015.)

(p)(6)	Code of Ethics of Preserver Partners, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

(p)(7)	Code of Ethics of Semper Capital Management, L.P. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

(q)(1)	Proxy Voting Policy and Procedures for the Registrant (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(q)(2)	Proxy Voting Policy and Procedures for Meritage Portfolio Management, Inc. (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

(q)(3)	Proxy Voting Policy and Procedures for First Security Fund Advisers, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)

(q)(3)	Proxy Voting Policy and Procedures for Fuller & Thaler Asset Management, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 9 on October 13, 2015.)

(q)(4)	Proxy Voting Policy and Procedures of Preserver Partners, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

(q)(5)	Proxy Voting Policy and Procedures of Semper Capital Management, L.P. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

Item 28.	Exhibits
(r)	Powers of Attorney for Walter B. Grimm, Mary M. Morrow and R. Jeffrey Young (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)

Item 29. Persons Controlled by or under Common Control with the Fund

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

(a) Article VI, Section 6.4 of the Agreement and Declaration of Trust of the Registrant, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Agreement and Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

(b) Section 7 of the Investment Advisory Agreement between the Registrant, on behalf of Meritage Growth Equity Fund, Meritage Value Equity Fund and Meritage Yield-Focus Equity Fund, Meritage Portfolio Management, Inc., provides that:

The Adviser shall indemnify the Trust, each Fund and the Trust’s officers, directors, employees, affiliates and agents (each, a “Trust Indemnitee”) for, and shall defend and hold each Trust Indemnitee harmless from, all losses, costs, damages and expenses (including reasonable legal fees) (collectively, the “Losses”) incurred by the Trust Indemnitee and arising from or in connection with the performance of this Agreement or a Subadvisory Agreement and resulting from the Adviser’s bad faith, willful misfeasance, or negligence in the performance of its duties under this Agreement or a Subadvisory Agreement, the Adviser’s reckless disregard of its duties or obligations under this Agreement or a Subadvisory Agreement, or the breach of its fiduciary duty to the Trust under federal securities laws or state laws; provided, however, no such indemnification shall be required to the extent that the Losses result from the Trust’s bad faith, willful misfeasance, or negligence in the performance of its duties under this Agreement or the Trust’s reckless disregard of its duties or obligations under this Agreement.

The Trust shall indemnify the Adviser, its officers, directors, employees, affiliates and agents (each, an “Adviser Indemnitee”) for, and shall defend and hold each Adviser Indemnitee harmless from all Losses incurred by the Adviser Indemnitee and arising from or in connection with the performance of its duties under this Agreement; provided, however, no such indemnification shall be required to the extent that the Losses result from the Adviser’s bad faith, willful misfeasance, or negligence in the performance of its duties under this Agreement or a Subadvisory Agreement, the Adviser’s reckless disregard of its duties or obligations under this Agreement or a Subadvisory Agreement, or the Adviser’s breach of its fiduciary duty under federal securities laws and state law.

Upon the assertion of a claim for which a party may be required to indemnify an Trust Indemnitee or an Adviser Indemnity (each, an “Indemnitee”), the Indemnitee must promptly notify the indemnifying party of such assertion, and shall keep the indemnifying party advised with respect to all developments concerning such claim. The indemnifying party shall have the option to participate with the Indemnitee in the defense of such claim or to defend against said claim in its own name or in the name of the Indemnitee. The Indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnifying party may be required to indemnify it except with the indemnifying party’s prior written consent, which shall not be unreasonably withheld, conditioned or delayed; notwithstanding Sections 7(a) and 7(b) hereof, in the event the Indemnitee has not secured such consent from the indemnifying party, the indemnifying party shall have no obligation to indemnify the Indemnitee.

(c) Sections 4.3 through 4.5 of the Distribution Agreement between the Registrant and Unified Financial Securities, Inc. provide that:

Trust Indemnification. The Trust will indemnify, defend and hold harmless the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, from and against any losses, claims, damages or liabilities, joint or several, to which any of them may become subject under the 1933 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions or proceedings in respect thereof) arise out of, or are based upon, any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectuses or in any application or other document executed by or on behalf of the Trust, or arise out of, or are based upon, information furnished by or on behalf of the Trust filed in any state in order to qualify the Shares under the securities or blue sky laws thereof (“Blue Sky Application”), or arise out of, or are based upon, the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, and will reimburse the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, for any legal or other expenses reasonably incurred by any of them in investigating, defending or preparing to defend any such action, proceeding or claim; provided, however, that the Trust shall not be liable in any case to the extent that such loss, claim, damage or liability arises out of, or is based upon, any untrue statement, alleged untrue statement, or omission or alleged omission made in the Registration Statement, the Prospectuses, any Blue Sky Application or any application or other document executed by or on behalf of the Trust in reliance upon and in conformity with written information furnished to the Trust by, or on behalf of, and with respect to, the Distributor specifically for inclusion therein. In no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Funds or their shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

The Trust shall not indemnify any person pursuant to this Section 4.3 unless the court or other body before which the proceeding was brought has rendered a final decision on the merits that such person was not liable by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or his reckless disregard of obligations and duties, under this Agreement (“disabling conduct”) or, in the absence of such a decision, a reasonable determination (based upon a review of the facts) that such person was not liable by reason of disabling conduct has been made by the vote of a majority of Trustees who are neither “interested persons” of the Trust (as defined in the 1940 Act) nor parties to the proceeding, or in a written opinion by an independent legal counsel retained by the Trust.

The Trust shall advance attorneys’ fees and other expenses incurred by any person in defending any claim, demand, action or suit which is the subject of a claim for indemnification pursuant to this Section 4.3, so long as such person shall: (i) undertake to repay all such advances unless it is ultimately determined that he is entitled to indemnification hereunder; and (ii) provide security for such undertaking, or the Trust shall be insured against losses arising by reason of any lawful advances, or a majority of a quorum of disinterested non-party Trustees of the Trust (or an independent legal counsel in a written opinion) shall determine based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such person ultimately will be found entitled to indemnification hereunder.

Distributor’s Indemnification. The Distributor will indemnify, defend and hold harmless the Trust, the Trust’s several officers and Trustees and any person who controls the Trust within the meaning of Section 15 of the 1933 Act, from and against any losses, claims, damages or liabilities, joint or several, to which any of them may become subject under the 1933 Act or otherwise, insofar as such losses, claims, damages, liabilities (or actions or proceedings in respect hereof) arise out of, or are based upon, any breach of its representations and warranties in Section 4.2 hereof, or the willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement, or which arise out of, or are based upon, any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectuses, any Blue Sky Application or any application or other document executed by or on behalf of the Trust, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, which statement or omission was made in reliance upon and in conformity with written information furnished to the Trust or any of its several officers and Trustees by, or on behalf of, and with respect to, the Distributor specifically for inclusion therein, and will reimburse the Trust, the Trust’s several officers and Trustees, and any person who controls the Trust within the meaning of Section 15 of the 1933 Act, for any legal or other expenses reasonably incurred by any of them in investigating, defending or preparing to defend any such action, proceeding or claim.

General Indemnity Provisions. No indemnifying party shall be liable under its indemnity agreement contained in Section 4.3 or 4.4 hereof with respect to any claim made against such indemnifying party unless the indemnified party shall have notified the indemnifying party in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the indemnified party (or after the indemnified party shall have received notice of such service on any designated agent), but failure to notify the indemnifying party of any such claim shall not relieve it from any liability which it may otherwise have to the indemnified party. The indemnifying party will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, and if the indemnifying party elects to assume the defense, such defense shall be conducted by counsel chosen by it and reasonably satisfactory to the indemnified party. In the event the indemnifying party elects to assume the defense of any such suit and retain such counsel, the indemnified party shall bear the fees and expenses of any additional counsel retained by the indemnified party.

Item 31. Business and other Connections of the Investment Adviser

The Uniform Application for Investment Adviser Registration filed by the Adviser (“Form ADV”) with the SEC is incorporated by referenced in response to this item. You may access the Form ADV at the SEC’s at www.adviserinfo.sec.gov.

Item 32. Principal Underwriters

Unified Financial Securities, Inc. serves as the principal underwriter of the Registrant.

(a) Unified Financial Securities, Inc. also serves as principal underwriter for the following investment companies: American Pension Investors Trust, Bruce Fund, H C Capital Trust, The Huntington Funds, Unified Series Trust and Valued Advisers Trust.

(b) The directors and officers of Unified Financial Securities, Inc. are as follows:

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Martin R. Dean[2]	Director	None

Daniel P. Brewer[2]	Director	None

John E. Kalb[4]	Director	None

R. Jeffrey Young[2]	Director and President	Chairman and Trustee

John C. Swhear[3]	Director and Chief Compliance Officer	Chief Compliance Officer and Anti- Money Laundering Officer

Edward J. Kane[1]	Vice President	None

A. Dawn Story[1]	Vice President	None

Karyn E. Cunningham[3]	Treasurer / Controller	None

Richard A. Cheap[1]	Secretary	None

Larry D. Case[1]	Assistant Secretary	None

1	The principal business address of these individuals is 41 S. High St., Columbus, OH 43215.
2	The principal business address of these individuals is 37 West Broad Street, Columbus, OH 43215.
3	The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.
4	The principal business address of these individuals is 50 Monroe Northwest, Grand Rapids, MI 49503.

(c) Not applicable

Item 33. Location of Accounts and Records

(a) Huntington Asset Services, Inc., maintains all records required to be maintained by the Registrant under Section 31(a) of the 1940 Act and the rules (“Records”) which relate to the administration, fund accounting, and transfer agency services it provides to the Registrant. Huntington Asset Services, Inc. is located 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

(b) The Huntington National Bank maintains all Records relating to the custodial services it provides to the Registrant. The Huntington National Bank is located at 41 S. High Street, Columbus, Ohio 43215.

(c) Unified Financial Securities, Inc. maintains all Records relating to the distribution services it provides to the Registrant. Unified Financial Securities, Inc. is located at 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208

(d) Meritage Portfolio Management, Inc. maintains all Records relating to the advisory services it provides to the Registrant. Meritage Portfolio Management, Inc. is located at 7500 College Boulevard, Suite 1212, Overland Park, Kansas, 66210.

(e) First Security Fund Advisers, Inc. maintains all Records relating to the advisory services it provides to the Registrant. First Security Fund Advisers, Inc. is located at First Security Center, 521 President Clinton Ave., Suite 800, Little Rock, Arkansas 72201.

(f) Fuller & Thaler Asset Management, Inc. maintains all Records relating to the advisory services it provides to the Registrant. Fuller & Thaler Asset Management, Inc. is located at 411 Borel Avenue, Suite 300, San Mateo, CA 94402.

(g) PreserverPartners, LLC maintains all Records relating to the advisory services it provides to the Registrant. PreserverPartners, LLC is located at 8700 Trail Lake Drive West, Suite 105, Memphis, Tennessee 38125.

(h) Semper Capital Management, L.P., maintains all Records relating to the sub-advisory services it provides to the Registrant. Semper Capital Management, L.P. is located at 52 Vanderbilt Avenue, 4th Floor, New York, NY 10017.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (File No. 333-191495) and the Investment Company Act of 1940 (File No. 811-22895), the Registrant, Capitol Series Trust, has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and State of Indiana, on the 23rd day of December, 2015.

Capitol Series Trust
(Registrant)

/s/ Tiffany R. Franklin
Tiffany R. Franklin
Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the 23rd day of December 2015:

Signature	Title

*	Trustee
Walter B. Grimm

*	Trustee
Mary Madick Morrow

*	Trustee; Chairman
R. Jeffrey Young

/s/ Matthew J. Miller	President and Chief Executive Officer
Matthew J. Miller

/s/ Zachary P. Richmond	Treasurer and Chief Financial Officer
Zachary P. Richmond

/s/ Tiffany R. Franklin * By: Tiffany R. Franklin Power of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description

(j)(1)	Consent of KPMG LLP

(h)(9)	Form of Expense Limitation Agreement between the Registrant and Meritage Portfolio Management, Inc. with respect to Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund